                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  31  (File No. 33-5102)              [X]
                             ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  32  (File No. 811-4647)                            [X]
              ----

AXP SPECIAL TAX-EXEMPT SERIES TRUST
IDS Tower 10
Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph  (a)(1)
[X] on Aug. 27, 1999  pursuant  to  paragraph  (a)(1)
[ ] 75 days after  filing pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph  (a)(2) of rule 485

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXPSM Insured Tax-Exempt Fund

PROSPECTUS
Aug. 27, 1999

AXPSM Insured Tax-Exempt Fund seeks to provide shareholders with a high level of
income   generally   exempt  from  federal  income  tax  and   preservation   of
shareholders' capital.

Please note that this Fund:
o    is not a bank deposit
o    is not federally insured
o    is not endorsed by any bank or government agency
o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund
Goal
Investment Strategy
Risks
Past Performance
Fees and Expenses
Management

Buying and Selling Shares
Valuing Fund Shares
Investment Options
Purchasing Shares
Sales Charges
Exchanging/Selling Shares

Distributions and Taxes

Personalized Shareholder Information

About the Company

Quick Telephone Reference

Financial Highlights

Appendix

FUND INFORMATION KEY

icon of magnifying glass            Goal and Investment Strategy
                                    The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

icon of die                         Risks
                                    The major risk factors associated with the Fund.

icon of checkbook                   Fees and Expenses
                                    The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

icon of folder                      Management
                                    The individual or group designated by the investment manager to handle the Fund's day-to-day management.

icon of stack of dollar bills       Financial Highlights
                                    Tables   showing   the   Fund's    financial
                                    performance.

The Fund

GOAL
AXP Insured Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
The Fund's assets primarily are invested in a diversified portfolio of securities exempt from federal income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of state of local governments. At least 65% of its total assets will be invested in bonds and in other debt obligations that are privately insured and have a maturity of more than one year. The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. The Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax computation.

Although the Fund invests in securities that are privately insured, the Fund's shares are not insured or guaranteed in any respect.

The selection of debt obligations that are tax-exempt is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o    Considering opportunities and risks given current and expected interest rates.
o Identifying obligations in states or sectors which, due to supply and demand, are offering higher yields than comparable instruments.
o    Identifying obligations that:
         - are high quality,
         - are lower quality provided that they are insured,
         - have coupons and/or maturities that are consistent with AEFC's interest rate outlook, and
         - are expected to outperform other  securities on a risk-adjusted
           basis (i.e.,  after  considering  coupon,   sinking  fund  provision,
           call protection, and quality).

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     - the security is overvalued,
     - the issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
     - political, economic,   or  other  events  could  affect  the  issuer's
       performance,
     - AEFC  expects the issuer to call the  security,  and
     - AEFC identifies a more attractive opportunity.

Although not a primary investment strategy, the Fund also may invest in derivative instruments, money market securities and other short-term tax-exempt securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities or certain taxable investments. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could reduce the benefit from any improvement in the market. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Interest Rate Risk
         Legal/Legislative Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall).

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

PAST  PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to a recognized index.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

Class A Performance (based on calendar years)
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------




-----------------------------------------------------------------------------
1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
-----------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ending __ 19__) and the lowest return for a calendar quarter was ___% (quarter ending __ 19__).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of June 30, 1999 was _____%.

Average Annual Total Returns (as of Dec. 31, 1998)


                        1 year      5 years     10 years    Since inception

Insured Tax-Exempt:

  Class A                                                          -

  Class B                              -           -               a

  Class Y                              -           -               a

Lehman Brothers                                                    b
  Municipal Bond Index

a    Inception date was March 20, 1995.
b    Measurement period started April 1, 1995.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the index shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of this calculation we assumed:
o a sales charge of 5% for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,
o no sales charge for Class Y shares,  and
o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held by the Fund.

FEES AND EXPENSES
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                             Class A      Class B     Class Y
Maximum sales charge
(load) imposed on purchasesa
(as a percentage
of offering price)                             5%          none         none
 ..............................................................................
Maximum deferred sales
charge (load) imposed on
sales (as a percentage
of offering price at time of purchase)        none          5%          none
 ..............................................................................

Annual Fund operating expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:          Class A              Class B             Class Y
----------------------------------------------- -------------------- -------------------- -------------------
Management fees                                          %                    %                   %
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Distribution (12b-1) fees                                %                    %                   %
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Other expensesb                                          %                    %                   %
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Total                                                    %                    %                   %
----------------------------------------------- -------------------- -------------------- -------------------

a This charge may be reduced depending on your total investments in American Express funds. See "Sales Charges."
b Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses. Effective Feb. 1, 1999, the transfer agency fee for Class A and Class B increased $4 per shareholder account. Effective April 1, 1999, the transfer agency fee for Class Y increased $2 per shareholder account. As of these dates, the new annual fee per shareholder account is $19.50, $20.50, and $17.50 for Class A, Class B and Class Y, respectively. The percentages above reflect these increases in transfer agency fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

               1 year       3 years       5 years      10 years
Class Aa       $            $             $            $
Class Bb       $            $             $            $        d
Class Bc       $            $             $            $        d
Class Y        $            $             $            $

a Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.
c Assumes you did not sell your Class B shares at the end of the period.
d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT
Paul Hylle, portfolio manager, joined AEFC in 1993. He also serves as portfolio manager of AXP California Tax-Exempt Fund, AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund.

Buying and Selling Shares

VALUING FUND SHARES
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. Since the Fund's investment policies permit it to invest in securities listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS
1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:

Class A

Maximum sales charge of 5%

Initial sales charge waived or reduced for certain purchases

Annual distribution fee of 0.25% of average daily net assets*

Lower annual expenses than Class B shares

Class B

No initial sales charge

CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

CDSC waived in certain circumstances

Shares convert to Class A in ninth year of ownership

Annual distribution fee of 1.00% of average daily net assets*

Higher annual expenses than Class A shares

Class Y

No initial sales charge

No annual distribution fee

Service fee of 0.10% of average daily net assets

Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related fees for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?

If your investments in American Express funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES
If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding if the IRS requires us to do so or if you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:                               Use the Social Security or Employer Identification
                                                        number of:
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Individual or joint account                             The individual or one of the individuals listed on
                                                        the joint account
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Custodian account of a minor                            The minor
(Uniform Gifts/Transfers to Minors Act)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

A living trust                                          The grantor-trustee
                                                        (the person who puts the money into the trust)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

An irrevocable trust,                                   The legal entity
pension trust or estate                                 (not the personal representative or trustee, unless
                                                        no legal entity is designated in the account title)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Sole proprietorship                                     The owner
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Partnership                                             The partnership
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Corporate                                               The corporation
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Association, club or                                    The organization
tax-exempt organization
------------------------------------------------------- -----------------------------------------------------

For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Three ways to invest

(1) By mail:

Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:                 $2,000
Additional investments:             $100
Account balances:                   $300

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

(2) By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o automatic payroll deduction,
o bank authorization,
o direct deposit of Social Security check, or
o other plan approved by the Fund.

Minimum amounts
Initial investment:                 $100
Additional investments:             $100/mo.
Account balances:                   none (on active plans with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

(3) By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:
Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

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SALES CHARGES
Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment                         Sales charge as percentage of:a
                                     Public offering              Net amount
                                         priceb                    invested
Up to $50,000                              5.0%                       5.26%
-----------------------------------------------------------------------------
Next $50,000                               4.5                        4.71
Next $400,000                              3.8                        3.95
Next $500,000                              2.0                        2.04
$1,000,000 or more                         0.0                        0.00
-----------------------------------------------------------------------------

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.

b    Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,
o    you have previously invested in this Fund, or
o you and your primary household group are investing or have invested in other American Express funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners and unmarried children under 21.

o current or retired American Express financial advisors, their spouses or domestic partners and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to American Express funds. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in American Express funds. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o purchases made within 30 days after a sale of shares (up to the amount sold):

     - of a product distributed by AEFA in a qualified plan subject to a deferred sales charge, or

     - in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

     Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     - with dividend or capital gain distributions from this Fund or from the same class of another American Express fund that has a sales charge,

     - through or under a wrap fee product sponsored by AEFA,

     - within the University of Texas System ORP,

     - within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     - within the University of Massachusetts After-Tax Savings Program,

     - with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or

     - through or under a subsidiary of AEFC offering Personal Trust Services' Asset

     - Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is                         The CDSC
made during the:                  percentage rate is:
First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:
Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,
o    held in trust for an employee benefit plan, or
o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     - at least 59 1/2 years old and
     - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian -to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) or
     - selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES
Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number.
This privilege may be limited or withdrawn at any time and may have tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

(1) By letter:
Include in your letter:
o the name of the fund(s),
o the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o your TIN,
o the dollar amount or number of shares you want to exchange or sell,
o signature(s)  of all  registered  account owners,
o for sales,  indicate how you want your money  delivered to you, and
o any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

(2) By telephone:
American Express Financial Advisors
Telephone Transaction Service
800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100

Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

(1) By regular or express mail:
o    Mailed to the address on record.
o    Payable to names listed on the account.

NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

(2) By wire or electronic funds transfer:
o Minimum wire: $1,000.
o Request that money be wired to your bank.
o Bank account must be in the same ownership as the American Express fund account.

NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

(3) By scheduled payout plan:
o Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTION
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Net short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or
o you direct the Fund to invest your distributions in the same class of any publicly offered American Express fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES
Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned and capital gain distributions are not exempt from federal income taxes.
Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of another American Express fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information

To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:

QUARTERLY STATEMENTS
List your holdings and transactions during the previous three months, as well as individualized return information.

YEARLY TAX STATEMENTS
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.

PERSONALIZED MUTUAL FUND PROGRESS REPORTS
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

About the Company

BUSINESS STRUCTURE

                                                                 ---------------------
                                                                     Shareholders
                                                                 ---------------------

                                                                 ---------------------
                                                                    Your American
                                                                  Express financial
                                                                  advisor and other
                                                                   servicing agents

                                                                  May receive a fee
                                                                   for their sales
                                                                 efforts and ongoing
                                                                       service.
                                                                 ---------------------

-----------------------          ---------------------           ---------------------          ---------------------
   Transfer Agent:                  Administrative                                                Distributor and
   American Express                Services Agent:                                                  Shareholder
    Client Service                 American Express                                               Services Agent:
     Corporation                      Financial                                                   American Express
                                     Corporation                                                 Financial Advisors
Maintains shareholder
 accounts and records                  Provides                                                   Markets and
    for the Fund;                 administrative and                                            distributes shares;
 receives a fee based            accounting services                                             receives a portion
   on the number of                 for the Fund;                                               of the sales charge
accounts it services.               receives a fee                                                  or CDSC and
                                   based on average                    The Fund                  distribution fee.
                                  daily net assets.                                               Also provides a
                                                                                                 variety of ongoing
                                                                                                    shareholder
                                                                                                     services.
-----------------------          ---------------------                                          ---------------------

                                 ---------------------                                          ---------------------
                                 Investment Manager:                                                 Custodian:
                                   American Express                                              U.S. Bank National
                                      Financial                                                     Association
                                     Corporation
                                                                                                      Provides
                                  Manages the Fund's                                             safekeeping of
                                   investments and                                               assets; receives a
                                    receives a fee                                                fee that varies
                                   based on average                                             based on the number
                                  daily net assets.*                                            of securities held.
                                 ---------------------           ---------------------          ---------------------

* The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was ____% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

AMERICAN EXPRESS FINANCIAL CORPORATION
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

In addition to managing assets of more than $__ billion for all American Express funds, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $___ billion.

AEFA serves individuals and businesses through its nationwide network of more than ___ offices and more than ____ advisors.

AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

YEAR 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

Quick Telephone Reference

AMERCIAN EXPRESS FINANCIAL ADVISORS
Telephone Transaction Service
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements: 800-437-3133

AMERICAN EXPRESS CLIENT SERVICE CORPORATION
Fund performance, fund prices, account values, recent account transactions and account inquiries: 800-862-7919

TTY SERVICE
For the hearing impaired: 800-846-4852

Financial Highlights

[insert financial highlights here from Accounting]

Appendix

1999 federal tax-exempt and taxable equivalent yield calculation

These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

[Federal tax tables to be inserted here in typeset by Accounting.]

AMERICAN
EXPRESS
Financial
Advisors

This Fund, along with the other American Express funds, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919  TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-4647

TICKER SYMBOL

Class A: IINSX             Class B: IINBX            Class Y: NA

AXPsm California Tax-Exempt Fund
AXPsm Massachusetts Tax-Exempt Fund
AXPsm Michigan Tax-Exempt Fund
AXPsm Minnesota Tax-Exempt Fund
AXPsm New York Tax-Exempt Fund
AXPsm Ohio Tax-Exempt Fund

PROSPECTUS
Aug 27, 1999

Each Fund seeks to provide shareholders a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.

Please note that each Fund:
o    is not a bank deposit
o    is not federally insured
o    is not endorsed by any bank or government agency
o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:

The Funds
Goal
Investment Strategy
Risks
Past Performance
Fees and Expenses
Management

Buying and Selling Shares
Valuing Fund Shares
Investment Options
Purchasing Shares
Sales Charges
Exchanging/Selling Shares

Distributions and Taxes

Personalized Shareholder Information

About the Company

Quick Telephone Reference

Financial Highlights

Appendix

FUND INFORMATION KEY

icon of magnifying glass                       Goal and Investment Strategy
                                               Each Fund's
                                               particular investment goal and
                                               the strategies it intends to use
                                               in pursuing its goal.

icon of die                                    Risks
                                               The major risk factors associated
                                               with each Fund.

icon of checkbook                              Fees and Expenses
                                               The overall costs incurred by an
                                               investor in each Fund, including
                                               sales charges and annual
                                               expenses.

icon of folder                                 Management
                                               The individual or group
                                               designated by the investment
                                               manager to handle each Fund's
                                               day-to-day management.

icon of stack of dollar bills                  Financial Highlights
                                               Tables showing each Fund's
                                               financial performance.

The Funds

GOAL
Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local tax. Because any investment involves risk, achieving these goals cannot be guaranteed.

INVESTMENT STRATEGY
Each Fund is a non-diversified mutual fund that invests primarily in high- or medium-quality municipal obligations that are generally exempt from federal income tax as well as from the respective state and local income tax. Under normal market conditions, each Fund will invest at least 80% if its net assets in bonds, notes, and commercial paper issued by or on behalf of its respective state or local governmental units. Each Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. Each Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax computation. Additionally, each Fund may invest up to 25% of its net assets in lower-quality bonds (junk bonds).

The selection of debt obligations that are tax-exempt is the primary decision in building each Fund's investment portfolio.

In pursuit of each Fund's goal, American Express Financial Corporation (AEFC), the Funds' investment manager, chooses investments by:

o Considering opportunities and risks given current and expected interest rates.
o Identifying obligations in sectors which, due to supply and demand, are offering higher yields than comparable instruments.
o    Identifying obligations that:
         -are high and medium quality,
         -have coupons and/or maturities that are consistent with AEFC's interest rate outlook, and
         -are expected to outperform other securities on a risk-adjusted basis (i.e., after considering coupon, sinking fund provision, call protection, and quality) in an attempt to ensure that lower credit ratings are justified based on higher yields.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
          -the security is overvalued,
          -the issuer's credit rating declines or AEFC expects a decline (the
           Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
          -political, economic, or other events could affect the issuer's performance,
          -AEFC expects the issuer to call the security, and -AEFC identifies a more attractive opportunity.

Although not a primary investment strategy, each Fund also may invest in derivative instruments, debt securities sold at a deep discount, money market securities and other short-term tax-exempt securities.

During weak or declining markets or when the supply of these types of obligations is low, each Fund may invest more of its assets in money market securities or certain taxable investments. Although a Fund primarily will invest in these securities to avoid losses, this type of investing also could reduce the benefit from any improvement in the market. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Funds' Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in each Fund include:

         Market Risk
         Interest Rate Risk
         Credit Risk
         Legal/Legislative Risk
         Sector/Concentration Risk
         Style Risk

For details regarding economic conditions and other recent developments in each state please see the SAI.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall).

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Style Risk

Each Fund invests primarily in municipal obligations. The yields on these securities are dependent on a variety of factors, including the financial condition of the issuer or other obligor or the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, and the rating of the issue.

In addition to such factors, each Fund will experience particular sensitivity to local conditions - such as political and economic changes, adverse conditions to an industry significant to the area, and other developments. Please remember that most state and local economies have experienced significant expansions over the past 5-7 years. In recessionary periods, more issuers may default on their obligations. Please see the SAI for additional details.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in each Fund by showing:

o how each Fund's performance has varied for each full calendar year shown on the chart below, and

o    how each Fund's average annual total returns compare to a recognized index.

How each Fund has performed in the past does not indicate how the Fund will perform in the future.

California - Class A Performance* (based on calendar years)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------
1989       1990       1991       1992       1993       1994       1995       1996       1997   1998
---------------------------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ending __ 19__) and the lowest return for a calendar quarter was ___% (quarter ending __ 19__).

The Fund's year to date return as of June 30, 1999 was ____%.


Massachusetts - Class A Performance* (based on calendar years)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
1989       1990       1991       1992       1993       1994       1995       1996       1997   1998
---------------------------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ending __ 19__) and the lowest return for a calendar quarter was ___% (quarter ending __ 19__).

The Fund's year to date return as of June 30, 1999 was ____%.

Michigan - Class A Performance* (based on calendar years)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
1989       1990       1991       1992       1993       1994       1995       1996       1997   1998
---------------------------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ending __ 19__) and the lowest return for a calendar quarter was ___% (quarter ending __ 19__).

The Fund's year to date return as of June 30, 1999 was ____%.

Minnesota - Class A Performance* (based on calendar years)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
1989       1990       1991       1992       1993       1994       1995       1996       1997   1998
---------------------------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ending __ 19__) and the lowest return for a calendar quarter was ___% (quarter ending __ 19__).

The Fund's year to date return as of June 30, 1999 was ____%.


New York - Class A Performance* (based on calendar years)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
1989       1990       1991       1992       1993       1994       1995       1996       1997   1998
---------------------------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ending __ 19__) and the lowest return for a calendar quarter was ___% (quarter ending __ 19__).

The Fund's year to date return as of June 30, 1999 was ____%.

Ohio - Class A Performance* (based on calendar years)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
1989       1990       1991       1992       1993       1994       1995       1996       1997   1998
---------------------------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ending __ 19__) and the lowest return for a calendar quarter was ___% (quarter ending __ 19__).

The Fund's year to date return as of June 30, 1999 was ____%.

*The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of June 30, 1999 was _____%.

Average Annual Total Returns (as of Dec. 31, 1998)


                  1 year         5 years      10 years       Since inception

California:

  Class A                  %              %            %            --%

  Class B                  %            --%          --%             %*

Massachusetts:

  Class A                  %              %            %            --%

  Class B                  %            --%          --%             %*

Michigan:

  Class A                   %              %              %            --%

  Class B                   %            --%            --%             %*

Minnesota:

  Class A                   %              %              %            --%

  Class B                   %            --%            --%             %*

New York:

  Class A                   %              %              %            --%

  Class B                   %            --%            --%             %*

Ohio:

  Class A                   %              %              %            --%

  Class B                   %            --%            --%             %*

Lehman Brothers             %              %              %            %**
   Municipal Bond
   Index

*    Inception date was March 20, 1995.
**   Measurement period started April 1, 1995.

This table shows total returns from hypothetical investments in Class A and Class B shares of the Fund. These returns are compared to the index shown for the same periods. The performance of Class B will vary from Class A because of differences in sales charges and fees.

For purposes of this calculation we assumed:
o    a sales charge of 5% for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares, and
o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Lehman Brothers Municipal Bond Index, an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in a Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held by the fund.

FEES AND EXPENSES
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees (fees paid directly from your investment)

                                                Class A              Class B
Maximum sales charge
(load) imposed on purchasesa
(as a percentage
of offering price)                              5%                   none
 ............................................... .................... ...........
Maximum deferred sales
charge (load) imposed on
sales (as a percentage
of offering price at time of purchase)          none                 5%
 ............................................... .................... ...........

Annual Fund operating expenses (expenses that are deducted from Fund assets)

California

As a percentage of average daily net assets:    Class A              Class B
----------------------------------------------- -------------------- -----------
Management fees                                 %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Distribution (12b-1) fees                       %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Other expensesb                                 %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Total                                           %                    %
----------------------------------------------- -------------------- -----------

Massachusetts

As a percentage of average daily net assets:    Class A              Class B
----------------------------------------------- -------------------- -----------
Management fees                                 %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Distribution (12b-1) fees                       %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Other expensesb                                 %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Total                                           %                    %
----------------------------------------------- -------------------- -----------

Michigan

As a percentage of average daily net assets:    Class A              Class B
----------------------------------------------- -------------------- -----------
Management fees                                 %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Distribution (12b-1) fees                       %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Other expensesb                                 %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Total                                           %                    %
----------------------------------------------- -------------------- -----------

Minnesota

As a percentage of average daily net assets:    Class A              Class B
----------------------------------------------- -------------------- -----------
Management fees                                 %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Distribution (12b-1) fees                       %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Other expensesb                                 %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Total                                           %                    %
----------------------------------------------- -------------------- -----------

New York

As a percentage of average daily net assets:    Class A              Class B
----------------------------------------------- -------------------- -----------
Management fees                                 %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Distribution (12b-1) fees                       %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Other expensesb                                 %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Total                                           %                    %
----------------------------------------------- -------------------- -----------

Ohio

As a percentage of average daily net assets:    Class A              Class B
----------------------------------------------- -------------------- -----------
Management fees                                 %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Distribution (12b-1) fees                       %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Other expensesb                                 %                    %
----------------------------------------------- -------------------- -----------
----------------------------------------------- -------------------- -----------
Total                                           %                    %
----------------------------------------------- -------------------- -----------

a This charge may be reduced depending on your total investments in American Express funds. See "Sales Charges."
b Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses. Effective Feb. 1, 1999, the transfer agency fee for Class A and Class B increased $___ per shareholder account. As of these dates, the new annual fee per shareholder account is $ and $ for Class A and Class B, respectively. The percentages above reflect these increases in transfer agency fees.

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and each Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

California

                  1 year      3 years        5 years               10 years
Class Aa          $           $              $                     $
Class Bb          $           $              $                     $        d
Class Bc          $           $              $                     $        d

Massachusetts

                  1 year      3 years        5 years               10 years
Class Aa          $           $              $                     $
Class Bb          $           $              $                     $        d
Class Bc          $           $              $                     $        d

Michigan

                  1 year      3 years        5 years               10 years
Class Aa          $           $              $                     $
Class Bb          $           $              $                     $        d
Class Bc          $           $              $                     $        d

Minnesota

                  1 year      3 years        5 years               10 years
Class Aa          $           $              $                     $
Class Bb          $           $              $                     $        d
Class Bc          $           $              $                     $        d

New York

                  1 year      3 years        5 years               10 years
Class Aa          $           $              $                     $
Class Bb          $           $              $                     $        d
Class Bc          $           $              $                     $        d

Ohio

                  1 year      3 years        5 years               10 years
Class Aa          $           $              $                     $
Class Bb          $           $              $                     $        d
Class Bc          $           $              $                     $        d

a    Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.
c    Assumes you did not sell your Class B shares at the end of the period.
d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT
Paul Hylle, portfolio manager for each Fund, joined AEFC in 1993. He also serves as portfolio manager of AXP Insured Tax-Exempt Fund.

Buying and Selling Shares

References to "Fund" throughout the remainder of this prospectus refers to AXP California Tax-Exempt Fund, AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund, AXP Ohio Tax-Exempt Fund, singularly or collectively as the context requires.

VALUING FUND SHARES
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it, invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund.
Please see the SAI for further information.

INVESTMENT OPTIONS
1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

Investment options summary:

Class A

Maximum sales charge of 5%

Initial sales charge waived or reduced for certain purchases

Annual distribution fee of 0.25% of average daily net assets*

Lower annual expenses than Class B shares

Class B

No initial sales charge

CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

CDSC waived in certain circumstances

Shares convert to Class A in ninth year of ownership

Annual distribution fee of 1.00% of average daily net assets*

Higher annual expenses than Class A shares

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related fees for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?

If your investments in American Express funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES
If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding if the IRS requires us to do so or if you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:                               Use the Social Security or Employer Identification
                                                        number of:
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Individual or joint account                             The individual or one of the individuals listed on
                                                        the joint account
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Custodian account of a minor                            The minor
(Uniform Gifts/Transfers to Minors Act)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

A living trust                                          The grantor-trustee
                                                        (the person who puts the money into the trust)
------------------------------------------------------- -----------------------------------------------------





------------------------------------------------------- -----------------------------------------------------

An irrevocable trust,                                   The legal entity
pension trust or estate                                 (not the personal representative or trustee, unless
                                                        no legal entity is designated in the account title)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Sole proprietorship                                     The owner
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Partnership                                             The partnership
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Corporate                                               The corporation
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Association, club or                                    The organization
tax-exempt organization
------------------------------------------------------- -----------------------------------------------------

For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Three ways to invest

(1) By mail:

Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:                 $2,000
Additional investments:             $100
Account balances:                   $300

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

(2) By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans: o automatic payroll deduction, o bank authorization, o direct deposit of Social Security check, or o other plan approved by the Fund.

Minimum amounts
Initial investment:                 $100
Additional investments:             $100/mo.
Account balances:                   none (on active plans with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

(3) By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:
Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

-------------------------------------------------------------------------------
SALES CHARGES
Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment                         Sales charge as percentage of:a
                                     Public offering              Net amount
                                         priceb                    invested
Up to $50,000                              5.0%                       5.26%
--------------------------------------------------------------------------------
Next $50,000                               4.5                        4.71
Next $400,000                              3.8                        3.95
Next $500,000                              2.0                        2.04
$1,000,000 or more                         0.0                        0.00
--------------------------------------------------------------------------------

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.

b    Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,
o    you have previously invested in this Fund, or
o you and your primary household group are investing or have invested in other American Express funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners and unmarried children under 21.

o current or retired American Express financial advisors, their spouses or domestic partners and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to American Express funds. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in American Express funds. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o purchases made within 30 days after a sale of shares (up to the amount sold):

     - of a product distributed by AEFA in a qualified plan subject to a deferred sales charge, or

     - in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

     Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     - with dividend or capital gain distributions from this Fund or from the same class of another American Express fund that has a sales charge,

     - through or under a wrap fee product sponsored by AEFA,

     - within the University of Texas System ORP,

     - within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     - within the University of Massachusetts After-Tax Savings Program,

     - with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or

     - through or under a subsidiary of AEFC offering Personal Trust Services' Asset - Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is                         The CDSC
made during the:                  percentage rate is:
First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:
Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,
o    held in trust for an employee benefit plan, or
o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
          - at least 59 1/2 years old and
          - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) or
          - selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES
Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

(1) By letter:
Include in your letter:
o    the name of the fund(s),
o    the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o    your TIN,
o    the dollar amount or number of shares you want to exchange or sell,
o    signature(s) of all registered account owners,
o    for sales, indicate how you want your money delivered to you, and
o    any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

(2) By telephone:
American Express Financial Advisors
Telephone Transaction Service
800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100

Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

(1) By regular or express mail:
o    Mailed to the address on record.
o    Payable to names listed on the account.

NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

(2) By wire or electronic funds transfer:
o Minimum wire: $1,000.
o Request that money be wired to your bank.
o Bank account must be in the same ownership as the American Express fund account.

NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

(3) By scheduled payout plan:
o    Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTION
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Net short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or
o you direct the Fund to invest your distributions in the same class of any publicly offered American Express fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES
Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned and capital gain distributions are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of another American Express fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information

To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:

QUARTERLY STATEMENTS
List your holdings and transactions during the previous three months, as well as individualized return information.

YEARLY TAX STATEMENTS
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.

PERSONALIZED MUTUAL FUND PROGRESS REPORTS
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

About the Company

BUSINESS STRUCTURE

                                                                 ---------------------
                                                                 Shareholders
                                                                 ---------------------

                                                                 ---------------------
                                                                 Your American
                                                                 Express financial
                                                                 advisor and other
                                                                 servicing agents

                                                                 May receive a
                                                                 fee for their
                                                                 sales efforts
                                                                 and ongoing
                                                                 service.
                                                                 ---------------------

-----------------------          ---------------------           ---------------------          ---------------------
Transfer Agent:                  Administrative                                                 Distributor and
American Express                 Services Agent:                                                Shareholder
Client Service                   American Express                                               Services Agent:
Corporation                      Financial                                                      American Express
                                 Corporation                                                    Financial Advisors
Maintains shareholder
accounts and records             Provides                                                       Markets and
for the Fund;                    administrative and                                             distributes shares;
receives a fee based             accounting services                                            receives a portion
on the number of                 for the Fund;                                                  of the sales charge
accounts it services.            receives a fee                                                 or CDSC and
                                 based on average                The Fund                       distribution fee.
                                 daily net assets.                                              Also provides a
                                                                                                variety of ongoing
                                                                                                shareholder
                                                                                                services.
-----------------------          ---------------------                                          ---------------------

                                 ---------------------                                          ---------------------
                                 Investment Manager:                                            Custodian:
                                 American Express                                               U.S. Bank National
                                 Financial                                                      Association
                                 Corporation
                                                                                                Provides
                                 Manages the Fund's                                             safekeeping of
                                 investments and                                                assets; receives a
                                 receives a fee                                                 fee that varies
                                 based on average                                               based on the number
                                 daily net assets.*                                             of securities held.
                                 ---------------------           ---------------------          ---------------------

* Each Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was ____% of its average daily net assets for California, ____% for Massachusetts, ____% for Michigan, __________% for Minnesota, ______% for New York, and ______% for Ohio. Under the Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses.

AMERICAN EXPRESS FINANCIAL CORPORATION
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

In addition to managing assets of more than $__ billion for all American Express funds, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $___ billion.

AEFA serves individuals and businesses through its nationwide network of more than ___ offices and more than ____ advisors.

AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

YEAR 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

Quick Telephone Reference

AMERCIAN EXPRESS FINANCIAL ADVISORS
Telephone Transaction Service
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements: 800-437-3133

AMERICAN EXPRESS CLIENT SERVICE CORPORATION
Fund performance, fund prices, account values, recent account transactions and account inquiries: 800-862-7919

TTY SERVICE
For the hearing impaired: 800-846-4852

Financial Highlights

[insert financial highlights here from Accounting]

Appendix

1999 state tax-exempt and taxable equivalent yield calculation

These tables will help you determine your state taxable yield equivalents for given rates of tax-exempt income.

[State tax tables to be inserted here in typeset by Accounting.]

AMERICAN
EXPRESS
Financial
Advisors

This Fund, along with the other American Express funds, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919  TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #:
      AXP California Tax-Exempt Fund               811-4646
      AXP Massachusetts Tax-Exempt Fund            811-4647
      AXP Michigan Tax-Exempt Fund                 811-4647
      AXP Minnesota Tax-Exempt Fund                811-4647
      AXP New York Tax-Exempt Fund                 811-4647
      AXP Ohio Tax-Exempt Fund                     811-4647

TICKER SYMBOL

AXP California Tax-Exempt Fund         Class A: ICALX        Class B:
AXP Massachusetts Tax-Exempt Fund      Class A: IDMAX        Class B:
AXP Michigan Tax-Exempt Fund           Class A: INMIX        Class B:
AXP Minnesota Tax-Exempt Fund          Class A: IMNTX        Class B: IDSMX
AXP New York Tax-Exempt Fund           Class A: INYKX        Class B:
AXP Ohio Tax-Exempt Fund               Class A: IOHIX        Class B:

                              AXPSM SPECIAL TAX-EXEMPT SERIES TRUST

                                STATEMENT OF ADDITIONAL INFORMATION

                                                FOR

                             AXPSM INSURED TAX-EXEMPT FUND (the Fund)

                                           Aug. 27, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                         TABLE OF CONTENTS


Mutual Fund Checklist.......................................................p.

Fundamental Investment Policies.............................................p.

Investment Strategies and Types of Investments..............................p.

Information Regarding Risks and Investment Strategies.......................p.

Security Transactions.......................................................p.

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation......................................p.

Performance Information.....................................................p.

Valuing Fund Shares.........................................................p.

Investing in the Fund.......................................................p.

Selling Shares..............................................................p.

Pay-out Plans...............................................................p.

[Capital Loss Carryover....................................................p.]

Taxes.......................................................................p.

Agreements..................................................................p.

Organizational Information..................................................p.

Board Members and Officers..................................................p.

Compensation for Board Members..............................................p.

[Principal Holders of Securities...........................................p.]

Independent Auditors........................................................p.

Appendix:  Description of Ratings...........................................p.

MUTUAL FUND CHECKLIST
------------------------------------------------------------------------

                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.
                    |X|
                              Past performance is not a reliable indicator of future performance.
                    |X|
                              ALL mutual funds have costs that lower investment return.
                    |X|
                              You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.
                    |X|
                              Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-----------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-----------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
----------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
---------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

--------------------------------------------------------------------------------------
Investment strategies & types of investments:                Allowable for the Fund?
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Agency and Government Securities                                       yes
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Borrowing                                                              yes
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Cash/Money Market Instruments                                          yes
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Collateralized Bond Obligations                                        yes
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Commercial Paper                                                       yes
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Common Stock                                                           no
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Convertible Securities                                                 yes
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Corporate Bonds                                                        yes
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Debt Obligations                                                       yes
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Depositary Receipts                                                    no
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Derivative Instruments                                                 yes
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Foreign Currency Transactions                                          no
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Foreign Securities                                                     yes
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High-Yield (High-Risk) Securities (Junk Bonds)                         yes
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Illiquid and Restricted Securities                                     yes
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Indexed Securities                                                     yes
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Inverse Floaters                                                       yes
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Investment Companies                                                   no
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Lending of Portfolio Securities                                        yes
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Loan Participations                                                    yes
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Mortgage- and Asset-Backed Securities                                  yes
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Mortgage Dollar Rolls                                                  yes
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Municipal Obligations                                                  yes
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Preferred Stock                                                        yes
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Real Estate Investment Trusts                                          yes
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Repurchase Agreements                                                  yes
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Reverse Repurchase Agreements                                          yes
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Short Sales                                                            no
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Sovereign Debt                                                         yes
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Structured Products                                                    yes
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Variable- or Floating-Rate Securities                                  yes
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Warrants                                                               yes
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When-Issued Securities                                                 yes
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Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                   yes
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The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of state or local governmental units whose interest in exempt from federal income tax.

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities that are insured and have a maturity of more than one year.

o A portion of the Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the Fund will limit its investments in these bonds to 20% of its net assets.

o The Fund may purchase securities rated Aaa by Moody's Investors Service, Inc. (Moody's) or AAA by Standard & Poor's Corporation (S&P). In addition, the Fund may purchase securities rated lower than Aaa by Moody's or AAA by S&P without regard to their rating, provided the securities are insured.

o The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent.

o Pending investment in municipal securities maturing in more than one year, or as a temporary defensive position, the Fund may hold up to 35% of its net assets in short-term tax-exempt instruments that are not insured or guaranteed. The Fund will purchase these instruments only if they are rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent.

o Except for securities guaranteed by the U.S. government, or an agency thereof, and the short-term tax-exempt instruments rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent, each tax-exempt security purchased by the Fund will be insured either by a New Issue Insurance Policy or by a Portfolio Insurance Policy issued by Financial Guaranty Insurance Company or a comparable insurer as long as that insurer is rated Aaa by Moody's or AAA by S&P or the equivalent.

o The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

o If, in the opinion of the investment manager appropriate tax-exempt securities are not available, the Fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

o    No more than 10% of the Fund's assets will be held in inverse floaters.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

o Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to when-issued securities or forward commitments.

o The Fund will not invest in voting securities or securities of investment companies.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
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RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Some of these investments are speculative and involve a high degree of risk. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall).

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

         Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

         Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

         Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

         Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

         Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

         Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities and Domestic Companies with Foreign Operations

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate.

See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
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Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express(R) funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

[The Fund paid total brokerage commissions of $________ for fiscal year ended June 30, 1999, $7,740 for fiscal year 1998, and $0 for fiscal year 1997. Substantially all firms through whom transactions were executed provide research services.]

[In fiscal year 199_, transactions amounting to $____, on which $____ in commissions were imputed or paid, were specifically directed to firms in exchange for research services.]

[No transactions were directed to brokers because of research services they provided to the Fund] [except for the affiliates as noted below.]**

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** If accounting determines that no brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years, please delete the second bracketed portion of the statement above.
------------------------------------------------------------------------------

[As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.]

[As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                      Value of Securities
                    Name of Issuer                owned at End of Fiscal Year



The portfolio turnover rate was ____% in the most recent fiscal year, and 17% in the year before. [Higher turnover rates may result in higher brokerage expenses.] [The variation in turnover rates can be attributed to:]

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Instructions for determining preceding variable. These instructions should be deleted once the portfolio turnover rate has been determined:
------------------------------------------------------------------------------

1. If the portfolio turnover rate is over 100%, use the "Higher turnover..." disclosure.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
2. If there is a great percentage difference between portfolio rates, use "The variation in turnover rates..." disclosure.
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------------------------------------------------------------------------------

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This explanation should come from the portfolio manager.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

[No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.]

[Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

                                   As of the end of Fiscal Year,

                                                          199                               199             199

                                    ------------------------------------------------  ---------------  --------------

                                                                     Percent of
                   ---------------  ---------------  --------------  Aggregate        ---------------  --------------
                                                                     Dollar Amount
                                                                     of
                                    Aggregate        Percent of      Transactions     Aggregate        Aggregate
                                    Dollar amount    Aggregate       Involving        Dollar Amount    Dollar Amount
Broker             Nature of        of Commissions   Brokerage       Payment of       of Commissions   of
                   Affiliation      Paid to Broker   Commissions     Commissions      Paid to Broker   Commissions
                                                                                                       Paid to Broker
                   Wholly-owned     $                         %               %       $                $
                   subsidiary of
                   AEFC
------------------



PERFORMANCE INFORMATION
-----------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                              ERV - P
                                                 P

where:         P = a hypothetical initial payment of $1,000
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                         Yield = 2[(a-b + 1)6 - 1]
                                                    cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per share on the last day of the period

The Fund's annualized yield was ___% for Class A, ___% for Class B, and ___% for Class Y for the 30-day period ended June 30, 1999.

Distribution yield

Distribution yield is calculated according to the following formula:

                                    D   divided by      POPF    equals  DY
                                   30                    30

where:         D =  sum of dividends for 30-day period
             POP =  sum of public offering price for 30-day period
               F =  annualizing factor DY = distribution yield

The Fund's distribution yield was ___% for Class A, ___% for Class B, and ___% for Class Y for the 30-day period ended June 30, 1999.

Tax-equivalent yield

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended June 30, 1999.

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               To be determined once tax tables are inserted in prospectus.
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Marginal
Income Tax                Tax-Equivalent Yield
Bracket                       Distribution                        Annualized
-------                       ------------                        ----------
Class A
15.0%                           ________%                            ____%
28.0%                           ________%                            ____%
31.0%                           ________%                            ____%
36.0%                           ________%                            ____%
39.6%                           ________%                            ____%

Class B
15.0%                           ________%                            ____%
28.0%                           ________%                            ____%
31.0%                           ________%                            ____%
36.0%                           ________%                            ____%
39.6%                           ________%                            ____%

Class Y
15.0%                           ________%                            ____%
28.0%                           ________%                            ____%
31.0%                           ________%                            ____%
36.0%                           ________%                            ____%
39.6%                           ________%                            ____%

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial

Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

VALUING FUND SHARES
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The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:

                    Net assets                          Shares
                    before                              outstanding at                      Net asset value
                    shareholder                         the end of                          of one share
                    transactions                        previous day
                    ----------------- ----------------- ----------------- ----------------- -----------------
Class A             $                 divided by                          equals            $
Class B
Class Y


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities other than convertibles traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded, and if none exists, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on maturity date.

o Securities without a readily available market price and other assets are valued at fair value, as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

o In valuing securities subject to Portfolio Insurance, the Trust will use the greater of (a) the value of the security with timely payments of principal and interest guaranteed, less the predetermined premiums for Secondary Market Insurance, or (b) the uninsured value of the security.

INVESTING IN THE FUND
------------------------------------------------------------------------------

SALES CHARGE

Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, $____, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $____. The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.

Class A - Calculation of the Sales Charge

Sales charges are determined as follows:
                                                                 Within each
                                       increment, sales
                                       charge as a
                                       percentage of:
                                ----------------------------------------------
                                     Public                          Net
Amount of Investment             Offering Price                Amount Invested
--------------------             --------------                ---------------
First      $      50,000              5.0%                         5.26%
Next              50,000              4.5                          4.71
Next             400,000              3.8                          3.95
Next             500,000              2.0                          2.04
$1,000,000 or more                    0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On total
                                                               investment, sales
                                                               charge as a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------
First      $      50,000                                 5.00%                       5.26%
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
$1,000,000 or more                                       0.00                        0.00

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding AXP Cash Management Fund and AXP Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

         - uses a daily transfer recordkeeping service offering participants daily access to American Express funds and has

         - at least $10 million in plan assets or

         - 500 or more participants; or

         - does not use daily transfer recordkeeping and has

         - at least $3 million invested in the American Express funds or

         - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in the American Express funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express fund subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days.
Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect.
Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis.
Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

------------------------------------------------------------------------------
[CAPITAL LOSS CARRYOVER
------------------------------------------------------------------------------


For federal income tax purposes, the Fund had total capital loss carryovers of $___________ at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                                            199__                      199__


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.]

TAXES
------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, ____% of the Fund's net investment income dividends qualified for the corporate deduction.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains applies to sales of precious metals owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First             $1.0             0.450%
Next               1.0             0.425
Next               1.0             0.400
Next               3.0             0.375
Over               6.0             0.350

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.___% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $________ for fiscal year 1999, $2,244,150 for fiscal year 1998, and $2,269,770 for fiscal year 1997.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $________ for fiscal year 1999, $48,096 for fiscal year 1998, and $130,318 for fiscal year 1997.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $1.0                   0.040%
Next         1.0                   0.035
Next         1.0                   0.030
Next         3.0                   0.025
Over         6.0                   0.020

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.___% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $________ for fiscal year 1999, $205,702 for fiscal year 1998, and $__________ for fiscal year 1997.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year and for Class Y is $17.50 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $________ for fiscal year 1999. After paying commissions to personal financial advisors, and other expenses, the amount retained was $________. The amounts were $1,028,640 and $42,382 for fiscal year 1998, and $1,002,387 and $115,180 for fiscal year 1997.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets. During the most recent fiscal year, the Fund also paid a shareholder service fee with respect to Class A and Class B shares at a rate of 0.175% of average daily net assets. The Shareholder Service Agreement for Class A and Class B shares was converted to a Plan and Agreement of Distribution effective ___, 1999.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A and Class B shares, to help AEFA defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Expenses covered under this Plan include sales commissions, business, employee and financial advisor expenses charged to distribution of Class A and Class B shares; and overhead appropriately allocated to the sale of Class A and Class B shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant Class of shares by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the Plan, the Fund paid fees of $________ for Class B shares. These fees were based on the 0.75% fee in effect for Class B shares during the most recent fiscal year. The Plan was not effective with respect to Class A shares until ___, 1999. As a result, no fees were paid as of the most recent fiscal year for Class A shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

Custodian Agreement

The Fund's securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

ORGANIZATIONAL INFORMATION
------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                            Date of          Form of       State of     Fiscal
Fund                                     Organization      Organization   Organization Year End   Diversified
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Bond Fund, Inc.                    6/27/74, 6/31/86*   Corporation       NV/MN       8/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Discovery Fund, Inc.               4/29/81, 6/13/86*   Corporation       NV/MN       7/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Equity Select Fund, Inc.           3/18/57, 6/13/86*   Corporation       NV/MN       11/30       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Extra Income Fund, Inc.                 8/17/83        Corporation        MN         5/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Federal Income Fund, Inc.               3/12/85        Corporation        MN         5/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Global Series, Inc.                    10/28/88        Corporation        MN         10/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Emerging Markets Fund                                                                         Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Global Balanced Fund                                                                          Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Global Bond Fund                                                                               No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Global Growth Fund                                                                            Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Innovations Fund                                                                              Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Growth Series, Inc.                5/21/70, 6/13/86*   Corporation       NV/MN       7/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Growth Fund                                                                                   Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Research Opportunities Fund                                                                   Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP High Yield Tax-Exempt Fund, Inc.       12/21/78,       Corporation       NV/MN       11/30       Yes
                                           6/13/86*
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP International Fund, Inc.                7/18/84        Corporation        MN         10/31       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Investment Series, Inc.            1/18/40, 6/13/86*   Corporation       NV/MN       9/30
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Diversified Equity Income Fund                                                                Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Mutual                                                                                        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Managed Series, Inc.                    10/9/84        Corporation        MN         9/30
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Managed Allocation Fund                                                                       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Market Advantage Series, Inc.           8/25/89        Corporation        MN         1/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Blue Chip Advantage Fund                                                                      Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Small Company Index Fund                                                                      Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Money Market Series, Inc.          8/22/75, 6/13/86*   Corporation       NV/MN       7/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Cash Management Fund                                                                          Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP New Dimensions Fund, Inc.          2/20/68, 6/13/86*   Corporation       NV/MN       7/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Precious Metals Fund, Inc.              10/5/84        Corporation        MN         3/31         No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Progressive Fund, Inc.             4/23/68, 6/13/86*   Corporation       NV/MN       9/30        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Selective Fund, Inc.               2/10/45, 6/13/86*   Corporation       NV/MN       5/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Stock Fund, Inc.                   2/10/45, 6/13/86*   Corporation       NV/MN       9/30        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Strategy Series, Inc.                   1/24/84        Corporation        MN         3/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Small Cap Advantage Fund                                                                      Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Strategy Aggressive Fund                                                                      Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Equity Value Fund                                                                             Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Tax-Exempt Series, Inc.            9/30/76, 6/13/86*   Corporation       NV/MN       11/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Tax-Exempt Bond Fund                                                                          Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Intermediate Tax-Exempt Fund                                                                  Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Tax-Free Money Fund, Inc.          2/29/80, 6/13/86*   Corporation       NV/MN       12/31       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Utilities Income Fund, Inc.             3/25/88        Corporation        MN         6/30        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP California Tax-Exempt Trust             4/7/86           Business         MA         6/30
                                                             Trust**
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP California Tax-Exempt Fund                                                                     No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
AXP Special Tax-Exempt Series Trust         4/7/86           Business         MA         6/30
                                                             Trust**
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Insured Tax-Exempt Fund                                                                       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Massachusetts Tax-Exempt Fund                                                                  No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Michigan Tax-Exempt Fund                                                                       No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Minnesota Tax-Exempt Fund                                                                      No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP New York Tax-Exempt Fund                                                                       No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
   AXP Ohio Tax-Exempt Fund                                                                           No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------

*    Date merged into a Minnesota corporation incorporated on 4/7/86.
** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 53 American Express funds.

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and chief executive officer of the Fund. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley'**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior adviser to the chief executive officer of AEFC.

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones+
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce'
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, Board Services Corporation.

Alan K. Simpson+
Born in 1931
1201 Sunshine Ave.
Cody, WY

Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, PacifiCorp (electric power) and Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

C. Angus Wurtele+'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, and Mr.
Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director and senior vice president-investments of AEFC. Vice president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice President - investment accounting of AEFC. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
------------------------------------------------------------------------------

During the most recent fiscal year, the independent members of the Fund board, for attending up to __ meetings, received the following compensation:

                                        Compensation Table

                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
--------------------------------------
Lynne V. Cheney
--------------------------------------
Heinz F. Hutter
--------------------------------------
Anne P. Jones
--------------------------------------
William R. Pearce
--------------------------------------
Alan K. Simpson
--------------------------------------
C. Angus Wurtele


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

[PRINCIPAL HOLDERS OF SECURITIES
------------------------------------------------------------------------------

As of 30 days prior to the date of this SAI, ______________________ held ____ % of Fund shares.]

------------------------------------------------------------------------------
Note: If the above section does not apply, please delete this section AND the reference to it in the table of contents.

         If the above section does apply, you will have received a group identification number from accounting indicating more than 5% ownership in the Fund. Please call Jill Goodermont (x-1-3896) to determine if the identification number belongs to a person(s) that will be indicated in the SAI and if so Jill will notify the person(s).
------------------------------------------------------------------------------

INDEPENDENT AUDITORS
------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                             APPENDIX

                                      DESCRIPTION OF RATINGS

                                  Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                                  Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                        SHORT-TERM RATINGS

                            Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                  Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

                                    Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                          Moody's & S&P's
                                  Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

                               AXPSM SPECIAL TAX-EXEMPT SERIES TRUST
                                 AXPSM CALIFORNIA TAX-EXEMPT TRUST

                                STATEMENT OF ADDITIONAL INFORMATION

                                                FOR

                                 AXPSM CALIFORNIA TAX-EXEMPT FUND
                                AXPSM MASSACHUSETTS TAX-EXEMPT FUND
                                  AXPSM MICHIGAN TAX-EXEMPT FUND
                                  AXPSM MINNESOTA TAX-EXEMPT FUND
                                  AXPSM NEW YORK TAX-EXEMPT FUND
                                    AXPSM OHIO TAX-EXEMPT FUND

(singularly and collectively, where the context requires, referred to as the Fund)

                      For state specific risk factors, please see Appendix B.

                                           Aug. 27, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                         TABLE OF CONTENTS


Mutual Fund Checklist....................................................p.

Fundamental Investment Policies..........................................p.

Investment Strategies and Types of Investments...........................p.

Information Regarding Risks and Investment Strategies....................p.

Security Transactions....................................................p.

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation...................................p.

Performance Information..................................................p.

Valuing Fund Shares......................................................p.

Investing in the Fund....................................................p.

Selling Shares...........................................................p.

Pay-out Plans............................................................p.

[Capital Loss Carryover.................................................p.]

Taxes....................................................................p.

Agreements...............................................................p.

Organizational Information...............................................p.

Board Members and Officers...............................................p.

Compensation for Board Members...........................................p.

[Principal Holders of Securities........................................p.]

Independent Auditors.....................................................p.

Appendix A:  Description of Ratings......................................p.

Appendix B:  State Risk Factors..........................................p.

MUTUAL FUND CHECKLIST
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                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.
                    |X|
                              Past performance is not a reliable indicator of future performance.
                    |X|
                              ALL mutual funds have costs that lower
                              investment return.
                    |X|
                              You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.
                    |X|
                              Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-----------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-----------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)
The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets, at market value.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
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This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

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Investment strategies & types of investments:                                       Allowable for the Fund?
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Agency and Government Securities                                                              yes
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Borrowing                                                                                     yes
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Cash/Money Market Instruments                                                                 yes
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Collateralized Bond Obligations                                                               yes
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Commercial Paper                                                                              yes
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Common Stock                                                                                  no
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Convertible Securities                                                                        yes
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Corporate Bonds                                                                               yes
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Debt Obligations                                                                              yes
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Depositary Receipts                                                                           no
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Derivative Instruments                                                                        yes
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Foreign Currency Transactions                                                                 no
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Foreign Securities                                                                            yes
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High-Yield (High-Risk) Securities (Junk Bonds)                                                yes
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Illiquid and Restricted Securities                                                            yes
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Indexed Securities                                                                            yes
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Inverse Floaters                                                                              yes
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Investment Companies                                                                          no
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Lending of Portfolio Securities                                                               yes
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Loan Participations                                                                           yes
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Mortgage- and Asset-Backed Securities                                                         yes
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Mortgage Dollar Rolls                                                                         yes
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Municipal Obligations                                                                         yes
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Preferred Stock                                                                               yes
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Real Estate Investment Trusts                                                                 yes
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Repurchase Agreements                                                                         yes
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Reverse Repurchase Agreements                                                                 yes
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Short Sales                                                                                   no
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Sovereign Debt                                                                                yes
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Structured Products                                                                           yes
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Variable- or Floating-Rate Securities                                                         yes
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Warrants                                                                                      yes
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When-Issued Securities                                                                        yes
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Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                                          yes
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The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, California, Massachusetts, Michigan, Minnesota, New York and Ohio Funds will invest at least 80% of their net assets in bonds, notes and commercial paper issued by or on behalf of their respective state or local governmental units whose interest, in the opinion of bond counsel for the issuer, is exempt from federal, state and local (if applicable) income tax in their respective states.

o A portion of the Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the Fund will limit its investments in these bonds to 20% of its net assets.

o At least 75% of the Fund's investments will be in investment-grade securities or in non-rated securities of equivalent investment quality in the judgment of the Fund's investment manager. The other 25% may be in securities rated Ba or B by Moody's or BB or B by S&P or the equivalent (commonly known as junk bonds).

o The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry.

o If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the Fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o    No more than 10% of the Fund's net assets will be held in inverse floaters.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy or margin or sell short, except the Fund may enter into interest rate futures contracts.

o Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to purchase debt securities on a when-issued basis.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Some of these investments are speculative and involve a high degree of risk. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect correlation between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall).

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

         Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

         Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

         Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

         Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

         Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

         Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities and Domestic Companies with Foreign Operations

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate.

See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
--------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express(R) Funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express Funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

[For fiscal years noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.

     June 30,             CA             MA             MI            MN             NY             OH
1999                 $              $              $             $              $              $
--------------------
1998
--------------------
1997                                                                                           ]

[In fiscal year 199_, the following transactions and commissions were specifically directed to firms in exchange for research services:

                          CA             MA             MI             MN             NY             OH
Transactions         $              $              $              $              $              $
--------------------
Commissions

[No transactions were directed to brokers because of research services they provided to each Fund [except for the affiliates as noted below.**].]


--------------------------------------------------------------------------------
** If accounting determines that no brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years, please delete the second bracketed portion of the statement above.
--------------------------------------------------------------------------------

[As of the end of the most recent fiscal year, each Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.]

[As of the end of the most recent fiscal year, each Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                               Value of Securities
       Name of Issuer                      owned at End of Fiscal Year


The portfolio turnover rates for the two most recent fiscal years were as follows:

                          CA             MA             MI            MN             NY             OH
1999                         %              %              %             %              %              %
--------------------
1998

[Higher turnover rates may result in higher brokerage expenses.] [The variation in turnover rates can be attributed to:]

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
--------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

[No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.]

[Information about brokerage commissions paid by each Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

                                   As of the end of Fiscal Year,

                                                                 1999                             1998            1997

                                           ------------------------------------------------  --------------  ---------------

                                                                           Percent of
                            -------------  ---------------  -------------  Aggregate         --------------  ---------------
                                                                           Dollar Amount
                                                                           of Transactions
                                           Aggregate        Percent of     Involving         Aggregate       Aggregate
                                           Dollar amount    Aggregate      Payment of        Dollar Amount   Dollar Amount
Fund             Broker     Nature of      of Commissions   Brokerage      Commissions       of              of Commissions
                            Affiliation    Paid to Broker   Commissions                      Commissions     Paid to Broker
                                                                                             Paid to Broker
----------------
                            Wholly-owned   $                         %              %        $               $
                            subsidiary
                            of AEFC
----------------
California
----------------
Massachusetts
----------------
Michigan
----------------
Minnesota
----------------
New York
----------------
Ohio

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                              ERV - P
                                                 P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period
                    (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                         Yield = 2[(a-b + 1)6 - 1]
                                                    cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period
                    that were entitled to receive dividends
               d = the maximum offering price per share on the last day of the period

The following table gives an annualized yield quotation for each of the funds:

                         30-Day Period Ended       Class A           Class B
Fund                     June 30, 1999              Yield             Yield
------------------------ --------------------- ----------------- --------------
California                                            %                 %
Massachusetts
Michigan
Minnesota
New York
Ohio
------------------------ --------------------- ----------------- --------------

Tax-equivalent yield

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the tax equivalent yield, based on federal but not state tax rates, for the funds listed:

                              Tax Equivalent Yield
                      for 30 Day Period Ended June 30, 1999
Marginal Income
Tax Bracket       -------------  ----------------  -------------  -------------  -------------  -------------

                   California     Massachusetts      Michigan       Minnesota      New York         Ohio
Class A
15.0%                   %              %                 %              %              %              %
28.0%                   %              %                 %              %              %              %
33.0%                   %              %                 %              %              %              %
31.0%                   %              %                 %              %              %              %
36.0%                   %              %                 %              %              %              %
39.6%                   %              %                 %              %              %              %
----------------

Class B
15.0%                   %              %                 %              %              %              %
28.0%                   %              %                 %              %              %              %
33.0%                   %              %                 %              %              %              %
31.0%                   %              %                 %              %              %              %
36.0%                   %              %                 %              %              %              %
39.6%                   %              %                 %              %              %              %

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal

Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

VALUING FUND SHARES
--------------------------------------------------------------------------------

The value of an individual share is determined by using the net asset value
(NAV) before shareholder transactions for the day. On the first business day following the end of the year, the computation looked like this:

                    Net assets before                   Shares outstanding               Net asset value of
                    shareholder                         at the end of                    one share
Fund                transactions                        previous day
------------------- --------------------- ------------- ---------------------- --------- --------------------
California          $                     divided by                           equals    $
Class A
Class B

Massachusetts
Class A
Class B

Michigan
Class A
Class B

Minnesota
Class A
Class B

New York
Class A
Class B

Ohio
Class A
Class B

In determining net assets before shareholder transactions, each Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities [other than convertibles] traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded, and if none exists, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at their last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to the maturity value on maturity date.

o Securities without a readily available market price and other assets are valued at fair value, as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SALES CHARGE

Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined as follows. The sales charge is paid to American Express Financial Advisors Inc. (AEFA) by the person buying the shares.

                             Net asset                  Divided by (1.00 - 0.05)
Fund                         -------------------------  for a sales charge         -------------------------
                             value of one share                                    Public offering price
California                                              /        0.95              =        $
----------------------------
Massachusetts                                           /        0.95              =        $
----------------------------
Michigan                                                /        0.95              =        $
----------------------------
Minnesota                                               /        0.95              =        $
----------------------------
New York                                                /        0.95              =        $
----------------------------
Ohio                                                    /        0.95              =        $


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                                                 Within each
                                                            increment, sales
                                                            charge as a
                                                            percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------
First      $      50,000                                   5.0%                         5.26%
Next              50,000                                   4.5                          4.71
Next             400,000                                   3.8                          3.95
Next             500,000                                   2.0                          2.04
$1,000,000 or more                                         0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On total
                                                               investment, sales
                                                               charge as a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------
First      $      50,000                                 5.00%                       5.26%
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
$1,000,000 or more                                       0.00                        0.00

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On total
                                                               investment, sales
                                                               charge as a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of Investment                                                  ranges from:
--------------------                                                  ------------
First    $     50,000                                  5.00%                         5.26%
Next           50,000 to 100,000                       5.00-4.50                     5.26-4.71
Next          100,000 to 500,000                       4.50-3.80                     4.71-3.95
Next          500,000 to 999,999                       3.80-2.00                     3.95-2.04
$1,000,000 or more                                     0.00                          0.00

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding AXP Cash Management Fund and AXP Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express fund subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express Fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
--------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days.
Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
--------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

[CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------


For federal income tax purposes, the Fund had total capital loss carryovers of $___________ at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                                            1999                       1998
                                            ---                        ---


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.]

TAXES
--------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the most recent fiscal year _____ of the income distribution was designated as exempt from federal income taxes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains applies to sales of precious metals owned directly by the Fund.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First             $0.25            0.470%
Next               0.25            0.445
Next               0.25            0.420
Next               0.25            0.405
Over               1.00            0.380

On the last day of the most recent fiscal year, the daily rate applied to the California Fund's net assets was equal to 0.___% on an annual basis _____% for Massachusetts, _____% for Michigan, _____% for Minnesota, _____% for New York, _____% for Ohio Fund. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. The table below shows the total amount paid by each Fund over the past three fiscal years.

                                                     Fiscal Year
Fund                                      1999          1998             1997
-------------------------------------
California
-------------------------------------
Massachusetts
-------------------------------------
Michigan
-------------------------------------
Minnesota
-------------------------------------
New York
-------------------------------------
Ohio
-------------------------------------

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement each Fund pays nonadvisory expenses, net of earnings credits. The table below shows the expenses paid over the past three fiscal years.

                                                   Fiscal Year
Fund                                     1999          1998              1997
-------------------------------------
California
-------------------------------------
Massachusetts
-------------------------------------
Michigan
-------------------------------------
Minnesota
-------------------------------------
New York
-------------------------------------
Ohio
-------------------------------------

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $0.25                  0.040%
Next         0.25                  0.035
Next         0.25                  0.030
Next         0.25                  0.025
Over         1.00                  0.020

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.___% on an annual basis for California Fund, 0.___% for Massachusetts Fund, 0.___% for Michigan Fund, 0.___% for Minnesota Fund, 0.___% for New York Fund, and 0.___% for Ohio Fund. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. The table below shows the expenses paid over the past three fiscal years.

                                                    Fiscal Year
                                       ----------------------------------------
Fund                                     1999          1998              1997
California
Massachusetts
Michigan
Minnesota
New York
Ohio
--------------------------------------

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year and for Class B is $20.50 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

Distribution Agreement

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. Line one of the following table shows total sales charges collected. Line two shows the amounts retained by AEFA for the past three fiscal years.

Year                      California    Massachusetts     Michigan     Minnesota     New York       Ohio
1999     (1)
------------------------

         (2)
------------------------

1998     (1)
------------------------

         (2)
------------------------

1997     (1)
------------------------

         (2)

SHAREHOLDER SERVICE AGREEMENT

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets. During the most recent fiscal year the Fund also paid a shareholder service fee with respect to Class A and Class B shares at a rate of 0.175% of average daily net assets. The Shareholder Service Agreements for Class A and Class B shares was converted to a Plan and Agreement of Distribution effective _____ 1999.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A and Class B shares, to help AEFA defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A and Class B shares; and overhead appropriately allocated to the sale of Class A and Class B shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant Class of shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement.

The following fees were paid for under the plan:

                             Fees paid as of the most
                             recent fiscal year for
                             Class B shares

California                   $
----------------------------

Massachusetts
----------------------------

Michigan
----------------------------

Minnesota
----------------------------

New York
----------------------------

Ohio

The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses. These fees were based on the 0.75% fee in effect for Class B shares during the most recent fiscal year. The plan was not effective with respect to Class A Shares until ______, 1999. As a result, no fees were paid as of the most recent fiscal year for Class A Shares.

Custodian Agreement

The Fund's securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS*

                                             Date of            Form of        State of    Fiscal
Fund                                      Organization        Organization    OrganizationYear End  Diversified
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Bond Fund, Inc.                    6/27/74, 6/31/86***    Corporation       NV/MN       8/31      Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Discovery Fund, Inc.               4/29/81, 6/13/86***    Corporation       NV/MN       7/31      Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Equity Select Fund, Inc.**         3/18/57, 6/13/86***    Corporation       NV/MN      11/30      Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Extra Income Fund, Inc.                  8/17/83          Corporation         MN        5/31      Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Federal Income Fund, Inc.                3/12/85          Corporation         MN        5/31      Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Global Series, Inc.                     10/28/88          Corporation         MN       10/31
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Emerging Markets Fund                                                                          Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Global Balanced Fund                                                                           Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Global Bond Fund                                                                                No
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Global Growth Fund                                                                             Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Innovations Fund                                                                               Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Growth Series, Inc.                 5/21/70, 6/13/86*     Corporation       NV/MN       7/31
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Growth Fund                                                                                    Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Research Opportunities Fund                                                                    Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP High Yield Tax-Exempt Fund, Inc.        12/21/78,         Corporation       NV/MN      11/30      Yes
                                           6/13/86***
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP International Fund, Inc.                 7/18/84          Corporation         MN       10/31      Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Investment Series, Inc.            1/18/40, 6/13/86***    Corporation       NV/MN       9/30
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Diversified Equity Income Fund                                                                 Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Mutual                                                                                         Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Managed Series, Inc.                     10/9/84          Corporation         MN        9/30
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Managed Allocation Fund                                                                        Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Market Advantage Series, Inc.            8/25/89          Corporation         MN        1/31
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Blue Chip Advantage Fund                                                                       Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Small Company Index Fund                                                                       Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Money Market Series, Inc.          8/22/75, 6/13/86***    Corporation       NV/MN       7/31
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Cash Management Fund                                                                           Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP New Dimensions Fund, Inc.          2/20/68, 6/13/86***    Corporation       NV/MN       7/31      Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Precious Metals Fund, Inc.               10/5/84          Corporation         MN        3/31       No
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Progressive Fund, Inc.             4/23/68, 6/13/86***    Corporation       NV/MN       9/30      Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Selective Fund, Inc.               2/10/45, 6/13/86***    Corporation       NV/MN       5/31      Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Stock Fund, Inc.                   2/10/45, 6/13/86***    Corporation       NV/MN       9/30      Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Strategy Series, Inc.                    1/24/84          Corporation         MN        3/31
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Small Cap Advantage Fund                                                                       Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Strategy Aggressive Fund**                                                                     Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Equity Value Fund**                                                                            Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Tax-Exempt Series, Inc.            9/30/76, 6/13/86***    Corporation       NV/MN      11/31
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Tax-Exempt Bond Fund                                                                           Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Intermediate Tax-Exempt Fund                                                                   Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Tax-Free Money Fund, Inc.          2/29/80, 6/13/86***    Corporation       NV/MN      12/31      Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------





-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Utilities Income Fund, Inc.              3/25/88          Corporation         MN        6/30      Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP California Tax-Exempt Trust              4/7/86             Business          MA        6/30
                                                               Trust****
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP California Tax-Exempt Fund                                                                      No
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
AXP Special Tax-Exempt Series Trust          4/7/86             Business          MA        6/30
                                                               Trust****
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Insured Tax-Exempt Fund                                                                        Yes
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Massachusetts Tax-Exempt Fund                                                                   No
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Michigan Tax-Exempt Fund                                                                        No
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Minnesota Tax-Exempt Fund                                                                       No
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP New York Tax-Exempt Fund                                                                        No
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
-------------------------------------- -------------------- ----------------- ----------- --------- ---------
   AXP Ohio Tax-Exempt Fund                                                                            No
-------------------------------------- -------------------- ----------------- ----------- --------- ---------

* At the shareholders meeting held on June 16, 1999, shareholders of the funds listed above approved the name change from IDS to AXP. In addition to substituting AXP for IDS, the following series changed their names: IDS Growth Fund, Inc. to AXP Growth Series, Inc., IDS Managed Retirement Fund, Inc. to AXP Managed Series, Inc., IDS Strategy Fund, Inc. to AXP Strategy Series, Inc., and IDS Tax-Exempt Bond Fund, Inc. to AXP Tax-Exempt Series, Inc.
** At the shareholder meeting held on Nov. 9, 1994, IDS Equity Plus Fund, Inc. changed its name to IDS Equity Select Fund, Inc. At that same time IDS Strategy Aggressive Equity Fund changed its name to IDS Strategy Aggressive Fund, and IDS Strategy Equity Fund changed its name to IDS Equity Value Fund.
***   Date merged into a Minnesota corporation incorporated on 4/7/86.
****Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
--------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 53 American Express Funds.

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and chief executive officer of the Fund. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley'**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior adviser to the chief executive officer of AEFC.

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones+
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce'
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, Board Services Corporation.

Alan K. Simpson+
Born in 1931
1201 Sunshine Ave.
Cody, WY

Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, PacifiCorp (electric power) and Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

C. Angus Wurtele+'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director and senior vice president-investments of AEFC. Vice president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice President - investment accounting of AEFC. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
--------------------------------------------------------------------------------

During the most recent fiscal year, the independent members of the Fund board, for attending up to __ meetings, received the following compensation:

                                        Compensation Table
                                  AXP California Tax-Exempt Fund

                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
--------------------------------------
Lynne V. Cheney
--------------------------------------
Heinz F. Hutter
--------------------------------------
Anne P. Jones
--------------------------------------
William R. Pearce
--------------------------------------
Alan K. Simpson
--------------------------------------
C. Angus Wurtele

                                        Compensation Table
                                 AXP Massachusetts Tax-Exempt Fund

                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
--------------------------------------
Lynne V. Cheney
--------------------------------------
Heinz F. Hutter
--------------------------------------
Anne P. Jones
--------------------------------------
William R. Pearce
--------------------------------------
Alan K. Simpson
--------------------------------------
C. Angus Wurtele





                                        Compensation Table
                                   AXP Michigan Tax-Exempt Fund

                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
--------------------------------------
Lynne V. Cheney
--------------------------------------
Heinz F. Hutter
--------------------------------------
Anne P. Jones
--------------------------------------
William R. Pearce
--------------------------------------
Alan K. Simpson
--------------------------------------
C. Angus Wurtele

                                        Compensation Table
                                   AXP Minnesota Tax-Exempt Fund

                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
--------------------------------------
Lynne V. Cheney
--------------------------------------
Heinz F. Hutter
--------------------------------------
Anne P. Jones
--------------------------------------
William R. Pearce
--------------------------------------
Alan K. Simpson
--------------------------------------
C. Angus Wurtele

                                        Compensation Table
                                   AXP New York Tax-Exempt Fund

                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
--------------------------------------
Lynne V. Cheney
--------------------------------------
Heinz F. Hutter
--------------------------------------
Anne P. Jones
--------------------------------------
William R. Pearce
--------------------------------------
Alan K. Simpson
--------------------------------------
C. Angus Wurtele

                                        Compensation Table
                                     AXP Ohio Tax-Exempt Fund

                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
--------------------------------------
Lynne V. Cheney
--------------------------------------
Heinz F. Hutter
--------------------------------------
Anne P. Jones
--------------------------------------
William R. Pearce
--------------------------------------
Alan K. Simpson
--------------------------------------
C. Angus Wurtele

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

[PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

As of 30 days prior to the date of this SAI, ______________________ held ____ % of Fund shares.]


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                             APPENDIX

                                      DESCRIPTION OF RATINGS

                                  Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                                  Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                        SHORT-TERM RATINGS

                            Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                  Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

                                    Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                          Moody's & S&P's
                                  Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

                                            APPENDIX B

                                        STATE RISK FACTORS

The yields on the securities in which the Funds will invest generally are dependent on a variety of factors, including the financial condition of the issuer or other obligator, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue.

In addition to such factors, such securities will experience particular sensitivity to local conditions - including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality including: ecological or environmental concerns; litigation; natural disasters; and statutory limitations on an issuer's ability to increase taxes. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state. A summary description of certain factors and statistics describing the economies in each state is set forth below. Such information is not specific to the issuer of a particular security that a Fund may own and is only intended to provide a general overview of the respective state economy. Such information has been excerpted from publicly available offering documents and from other research reports prepared by rating agencies. No Fund has independently verified this information and no Fund makes any representations regarding this information.

Please remember that most state and local economies have experienced significant expansions over the past 5-7 years. In recessionary periods, an issuer's ability to pay interest on or repay principal of securities in which the Funds will invest may be significantly impaired.
Accordingly, please monitor your investment accordingly.

FACTORS AFFECTING CALIFORNIA

California's economy is showing many signs of recovery after several years of hardship.

This year has seen strong gains in employment, business services, non-residential construction and local education sectors. During the recent recession, about 5% job loss was experienced and by November 1996 employment was approximately 3% over the pre-recession peak. California expects that economic growth will be focused in entertainment and export trade sectors to the Pacific Rim.

California's population is estimated at 31,589,000, which makes it the most populous state. The March 1997 unemployment rate was 6.5%. The state's personal income gain was well below the national rate in 1991-1994, and in 1995 it rebounded to maintain a pace with the rest of the nation. The trend continued into the second quarter of 1996 with the per capita personal income rate at $25,144.

An operating deficit is expected for the state as the need for further financial strengthening continues. Limited economic flexibility surrounds structural budget issues for restructuring initiatives, mandating strict property tax limits and the share of the budget which must be devoted to educational reform.

Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California state and municipal securities to obtain sufficient revenue to pay their bond obligations. Prior to 1977, revenues of the state government experienced significant growth primarily as a result of inflation and continuous expansion of the tax base of the state. In 1978, California voters approved an amendment to the California constitution known as Proposition 13, which added Article XIIIA to the state Constitution. Article XIIIA reduced ad valorem (according to value) taxes on real property, and restricted the ability of taxing entities to increase real property tax revenues. In addition, Article XIIIA provides that additional taxes may be levied by cities, counties and special districts only upon approval of not less than a two-thirds vote of the "qualified electors" of such district and requires not less than a two-thirds vote of each of the two houses of the state legislature to enact any changes in state taxes for purposes of increasing revenues, whether by increased rate or changes in methods of computation.

In 1986, Proposition 62, an initiative statute enacted in California, placed further limits on the ability of local governments to levy taxes other than ad valorem property taxes, except with voter approval. Legislation enacted subsequent to Article XIIIA provided for the redistribution of California's general fund surplus to local agencies, the reallocation of certain state revenues to local agencies and the assumption of certain local obligations by the state so as to help California municipal issuers raise revenues to pay their bond obligations.

Primarily as a result of the reductions in local property tax revenues received by local governments following the passage of Proposition 13, the legislature undertook to provide assistance to such governments by substantially increasing expenditures from the general fund for that purpose beginning in the 1978-1979 fiscal year. In past years, in addition to such increased expenditures, the indexing of personal income tax rates (to adjust such rates for the effects of inflation), the elimination of certain inheritance and gift taxes, and the increase of exemption levels for certain other such taxes and a moderating impact on the growth in state revenues. In addition, the state has increased expenditures by providing a variety of tax credits, senior citizens' credits and energy credits.

In 1979, the voters of California passed an initiative adding Article XIIIB to the California Constitution. Article XIIIB prohibits the state from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes" which consist of tax revenues and certain other funds. One of the exclusions from these limitations is "debt service" (defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness on existing or legally authorized as of Jan. 1, 1979, or on bonded indebtedness thereafter approved" by voters). In addition, appropriations required to comply with mandates of courts or the Federal government are not included as appropriations subject to limitation.

The state's appropriations limit is adjusted annually to reflect change in cost of living and population and transfer of financial responsibility from one governmental unit to another. Revenues in any fiscal year which exceed the amount which may be appropriated in compliance with Article XIIIB must be returned to taxpayers by a revision of tax rates or fee schedules within the two subsequent fiscal years.

In November 1988, voters approved an initiative called Proposition 98 which substantially modified Article XIIIB, by providing that a substantial amount (up to $600 million per year currently) of any excess state revenues would, instead of being returned to taxpayers, be paid to public schools and community college districts.

In the years immediately after enactment of Article XIIIB, very few California government entities neared their appropriations limits. To the extent the state remains constrained by its appropriations limit, the absolute level, or the rate of growth, of assistance to local governments may be reduced.

Because of the complex nature of Articles XIIIA and XIIIB, the ambiguities and possible inconsistencies in their terms and the applicability of their exemptions and exceptions and impossibility of predicting future appropriations or changes in population and cost of living, it is not currently possible to determine the impact of Article XIIIA or Article XIIIB or any related legislation on the securities held in the Fund or the ability of state or local governments to pay interest on or repay the principal of such securities. With a limited exception, to date the California courts have either upheld the constitutionality of Article XIIIA and its implementing and related legislation or have interpreted them in such a manner as to avoid the necessity for direct determination of constitutional issues. Article XIIIA and XIIIB and their respective implementing and related legislation will most probably be subject to continuing or future legal challenges. It is not presently possible to predict the outcome of any such legislation with respect to the ultimate scope, impact or constitutionality of either Article XIIIA or Article XIIIB, or their respective related legislation; or the impact of any determinations upon state agencies or local government, or upon the abilities of such entities to pay the interest on, or repay the principal of, the securities held by a Fund.

FACTORS AFFECTING MASSACHUSETTS

Massachusetts' wealthy and diverse economy continues to flourish after suffering from a severe recession. Employment gains continue to be positive with 55% of recession losses recaptured. The annual employment gains are accelerating at a rate of 3.2% and unemployment was 3.8% in May 1997. Per capital personal income was $29,439 in 1996. However, debt ratios continue to be high. Net tax-supported debt at $13.6 billion is 8% of personal income and equals $2,243 per capita. Debt servicing costs required 10% of 1995-1996 tax-revenues and 8.5% of own source revenues.

The Massachusetts constitution requires that a balanced budget be provided for each year. In addition, the commonwealth adopted certain budgetary and fiscal controls to eliminate the possibilities of expenditures exceeding available revenues and funds. The general fund, the local aid fund and the highway fund are the three principal operating funds of the commonwealth and the condition of these funds is generally regarded as the principal indicator of whether the commonwealth's operating revenues and expenses are balanced.

The commonwealth had and may continue to have unfunded general liabilities of its retirement systems and a program to fund these liabilities. In 1978, the commonwealth began assuming full financial responsibility for all costs of the administration of justice within the state, and Medicaid expenditures which have increased each year. It also raised aggregate aid to cities, towns, schools and other districts and transit authorities. In the past the commonwealth signed constant decrees to improve mental health care and programs for the mentally retarded to meet federal standards including those governing federal reimbursements under various programs.

All of the 351 cities and towns in Massachusetts have achieved a property tax level of no more than 2.5% of full property values. Legislation that effected this leveling is Proposition 2 1/2. Under Proposition 2 1/2, cities and towns may increase the property tax levy annually. In most cases property taxes can increase by 2.5% of the prior year's tax levy plus 2.5% of the value of new properties and of significant improvements to property.

The reductions in local revenues and reductions in local personnel and services resulting from Proposition 2 1/2 created a strong demand for substantial increases in state-funded local aid, with increases in fiscal years 1982 through 1987. The effect of this increase in local aid was to shift a major part of the impact of Proposition 2 1/2 to the commonwealth. Legislation had been enacted providing for certain local option taxes.

Efforts to limit and reduce the levels of taxation in Massachusetts have been underway for several years. Chapter 62F of the Massachusetts General Laws establishes a state tax revenue growth limit and does not exclude principal and interest payments on commonwealth debt obligations from the scope of the limit.

Lawsuits filed against the commonwealth or its authorities may affect its future fiscal condition.

FACTORS AFFECTING MICHIGAN

Michigan's economy and operating funds continue to be successful. The stability is provided by the state's replenished reserve, and anticipated expenditure controls, and by the state's improved economy. However, the state's principal pension fund's performance continues to corrode and unfunded liabilities have increased significantly.

The unemployment rate is 4.9%. Employment growth is strong and is expected to continue at a rate of 1.5% in the manufacturing, export and the services sectors. Per capita personal income in 1996 was $24,810. Michigan's economic strength is mitigated, however, by the potential for a volatile economy due to its specialized heavy manufacturing sector. Additionally, the effects of school financing reform have deepened cash flow pressure.

Michigan's low debt position helped it to weather recent difficult economic times. Financial operations remained solvent through budget adjustments, spending cuts and use of non-recurring items. Previous budget problems arose from revenue estimates falling below expectation and increased spending levels. This caused deficits in the general fund budget for fiscal years ended 1990 and 1991.

The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and office equipment), tourism and agriculture. Because of the emphasis on durable goods, however, economic activity in the state has tended to be more cyclical than in the nation as a whole. Moreover, this domination left the state's economy more susceptible to upward and downward cycles. The manufacturer sector has benefited from significant private investment and improved international competitiveness. The current low interest rate environment should continue to help strengthen business investment.

Some local economies have been significantly affected by recent weather conditions.

FACTORS AFFECTING MINNESOTA

Minnesota's economy is diverse with positive levels of wealth, and the frequent reforecasting enables prompt reaction to change. Unemployment is well below previous levels and wage growth is stronger than anticipated.

The 1995-97 budget projects year-end reserves equal to over 3% of biennial revenue. The abundance of jobs and low unemployment rate have assisted the state's economy and the state's financial condition. Statewide unemployment fell to a record low of 3% in February 1997. Employment growth, however, is believed to be hindered by the reduction in workers available for work and the corresponding increase in labor costs. Minnesota has experienced rapid growth in per capita income at $25,580 in 1996 up 9.34% from 1995.

Some local economies have been significantly affected by recent flooding.

The Minnesota "Price of Government" is the governor's statutory four year budget proposal. It is a measure of government revenues as a percentage of personal income. Minnesota's school districts, counties and cities rely greatly on property tax revenues as the largest source of operating funds, and it is the only source of potential revenue flexibility. K-12 educational funding proposals are on the table, taxpayer and "Price of Government" pressures on revenue increases could result in budgetary constraints for local units.

Economic weakness has, in the recent past, tested Minnesota's historically strong financial management. The rainy day fund established in the mid-1980s totaled $550 million as of fiscal 1990. To address budget gaps in 1991 and the 1992-1993 biennium, the reserve was drawn down to $240 million as of June, 1992, demonstrating the severe effects of a lasting recession.

The unemployment rate, growth rates and income trends in Minnesota compare favorably with national averages, but the economy is cyclically sensitive. Minnesota's employment and population are forecasted to continue to grow at rates near the national average. Total employment in the state is expected to grow at an average annual rate of 1.3% a year through 2005, slightly below the projected national growth rate of 1.5% annually. During the recessionary period from 1980 to 1983, economic conditions in the agricultural and iron mining industries, which are two of the leading sectors of Minnesota's economy, were poor. However, mining is a less significant factor in the state economy than it once was while the manufacture of durable and non-durable goods is relatively more important to the economy.

FACTORS AFFECTING NEW YORK

New York reports an economy that is currently outperforming expectations. Although debt levels have continued to increase, Medicaid costs, the highest in the nation, are being reduced to align with the costs of other states, and welfare reform proposals are expected to move welfare recipients from welfare to work. New York's most recent fiscal year ended in March of 1997 with a $1.4 billion budget surplus. The 1997-98 Executive budget continues to cut taxes and control governmental spending increasing "rainy day" reserves to their highest level ever.

New York state's unemployment rate is approximately 6.1%. Business, management, recreation and entertainment is expected to outpace the overall service sector. Generally, job gains are seen in the service, retail trade and construction sectors. Per capita personal income was $28,782 in 1996. More progress, however, is needed to ease the burden of paralyzing property tax increases. According to 1993 data, New Yorkers pay 63% more per capita average than the national average. The largest portion of property tax burden is school district property taxes.

The state has historically been one of the wealthiest in the nation. For decades, however, the state economy has grown more slowly than that of the nation as a whole, resulting in a gradual erosion of its relative economic affluence. The causes of this decline are varied and complex, in many cases involving national and international developments beyond the state's control. Part of the reason for the long-term relative decline in the state economy has been attributed to the combined state and local tax burden. The existence of this tax burden limits the state's ability to impose higher taxes in the event of future financial difficulties.

The fiscal stability of the state is related to the fiscal stability of New York City and the authorities (which generally finance, construct and operate revenue-producing public benefit facilities). The state's experience has been that if New York City or any of the authorities suffer serious financial difficulties, the ability of the state, New York City, the state's political subdivisions and the authorities to obtain financing in the public credit markets is adversely affected. This results in part from the expectation that to the extent that any authority or local government experiences financial difficulty, it will seek and receive state financial assistance. Moreover, New York City accounts for approximately 40% of the state's population and tax receipts, so New York City's financial integrity affects the state directly. Accordingly, if there should be a default by New York City or any of the authorities, the market value and marketability of all New York tax-exempt securities could be adversely affected.

While principal and interest payments on outstanding authority obligations are normally paid from revenues generated by the projects of the authorities, in recent years New York has had to appropriate large amounts to enable certain authorities to meet their financial obligations and in some cases to prevent default. Further assistance may be required in the future. In particular, the New York State Urban Development Corporation (UDC), the New York State Housing Finance Agency (HFA), and the Metropolitan Transportation Authority (MTA) may require substantial amounts of assistance from the state.

The HFA provides financing for multifamily housing, state university construction, hospital and nursing home development and other programs. HFA depends upon mortgagors in each of its programs to generate sufficient funds from rental income, subsidies and other payments to meet their respective mortgage repayment obligations to HFA as well as to meet the operating and maintenance costs of the project. On several occasions in the past, in fulfillment of its moral obligation commitment, New York appropriated funds on behalf of HFA to replenish its debt service reserve funds. There can be no assurance that the state will not be called upon to provide further assistance in the future. Any litigation decided against HFA also may have an adverse effect on the financial condition of HFA mortgages.

The MTA oversees the operations of the city's bus and subway system by the New York City Transit Authority and the Manhattan and Bronx Surface Operating Authority (collectively, the TA) and, through subsidiaries, operates certain commuter rail lines. The MTA has depended and will continue to depend upon federal, state and local government support to operate the transit system because fare revenues are insufficient.

The TA and New York City had damage claims filed against it from deaths and injuries sustained during a Dec. 1990 subway fire and an Aug. 1991 train derailment. Lawsuits could have an adverse financial impact on TA.

Beginning in 1975 (in part as a result of the New York City and UDC financial crises), various localities of New York began experiencing difficulty in marketing their securities. As a result, certain localities, in addition to New York City, have experienced financial problems leading to requests for state assistance. If future financial problems cause agencies or localities to seek special state assistance, this could adversely affect New York's ability to pay its obligations. Similarly, if financial difficulties of the state result in the inability to meet its regular aid commitments or to provide further emergency financing, issuers may default on their outstanding obligations, which would affect the marketability of debt obligations of the state, its agencies and municipalities, such as the New York tax-exempt bonds in the Fund's portfolio.

Reductions in federal spending could materially and adversely affect the financial condition and budget projections of New York's localities. Should localities be adversely affected by federal cutbacks, they may seek additional assistance from the state that might, in turn, have an adverse impact on New York's ability to maintain a balanced budget.

The Long Island Lighting Company (LILCO) is the investor-owned utility which supplies gas service and substantially all electric service in Nassau and Suffolk Counties and a small portion of Queens County and New York City. In early 1984, LILCO reported that it faced serious cash-flow and other financial difficulties that were attributable to, among other things, construction problems on its 809-megawatt Shoreham Nuclear Power Facility. LILCO is the largest single real property taxpayer in both Suffolk and Nassau Counties and if its financial problems continue, there could be severe financial difficulties for the affected localities, particularly in Suffolk County. State legislation was enacted in 1986 creating the Long Island Power Authority (LIPA), a public benefit corporation that has the power to acquire LILCO if it determines that to do so would result in lower electric rates for LILCO customers. The legislation requires that, with certain exceptions, if LILCO property is acquired by LIPA and is therefore removed from the tax rolls, LIPA is to make payments in lieu of most state and local taxes that would otherwise have been paid by LILCO. LIPA made and subsequently amended an offer to the Board of Directors of LILCO for a negotiated acquisition of LILCO by LIPA. The New York State comptroller recently reached a preliminary conclusion that the issuance of tax-exempt bonds by LIPA to acquire LILCO may create a temporary oversupply in the market for new and outstanding issues of New York tax-exempt bonds.

In February 1989, the Governor and LILCO reached an agreement pursuant to which LILCO would sell Shoreham to the New York Power Authority for $1 (which would then decommission Shoreham) in return for a schedule of rate increases which have since been approved by the State Public Service Commission (the PSC). The agreement has been approved by the New York Power Authority and LIPA. The agreement and PSC rate increases have enabled LILCO to reenter the public credit markets. It is difficult to predict the ultimate fiscal and economic impact on the state or on local governments on Long Island of any litigation to which LILCO is or may become a party, or of any bankruptcy by or takeover of LILCO.

New York City and Municipal Assistance Corporation. In 1975, New York City encountered severe financial difficulties that impaired the borrowing ability of the city, the state and the authorities. As a result, New York City lost access to public credit markets and was not able to sell debt to the public until 1979. MAC was organized in 1975 to provide financing assistance for New York City and to exercise certain oversight and review functions with respect to the city's financing. Prior to 1985, MAC had the authority to issue bonds and notes and to pay or lend the proceeds to the city. Since 1985, MAC has been authorized to issue bonds and notes only to refund its outstanding bonds and notes. MAC also has the authority to exchange its obligations for New York City obligations. MAC bonds are payable from appropriations of certain state sales and use taxes imposed by New York City, the state stock transfer tax and per capita state aid to New York City. The state is not, however, obligated to continue these taxes, to continue to appropriate revenue from these taxes or to continue the appropriation of per capita state aid to pay MAC obligations. MAC does not have taxing powers and its bonds are not obligations enforceable against either New York City of New York.

New York City has maintained a balanced budget for several fiscal years and has retired all of its federally guaranteed debt. As a result, certain restrictions imposed on New York City by the New York State Financial Control Board (the Control Board), which was created in response to New York City's 1975 fiscal crisis, have been suspended. Those restrictions, including the Control Board's power to approve or disapprove certain contracts, long-term and short-term borrowings and the four-year financial plan of the City, will remain suspended unless and until, among other things, there is a substantial threat of or an actual failure by the City to pay debt service on its notes and bonds or to keep its annual operating deficits below $100 million. The City's four-year financial plan for fiscal years 1989 through 1992 was submitted to the Control Board on July 5, 1988, and had been subsequently modified by the City. As modified it projects a balanced budget for the 1989 fiscal year, and budget gaps of $661 million, $945 million and $818 million for the 1990, 1991, and 1992 fiscal years, respectively, before implementation of gap closing programs.

The ability of New York City to balance its future budgets as provided in its financial plans depend on various actions the City expects will be taken but are not within its control. If expected federal and state aid is not forthcoming, if economic conditions significantly further reduce revenue derived from economically sensitive taxes or increase expenditure for public assistance, or if other uncertainties materialize which reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, it is likely that New York City would make demands upon the state for substantial additional financial assistance.

Litigation. Certain litigation pending against the state, its subdivisions and their officers and employees could have a substantial and long-term adverse effect on state finances. In addition, New York City is a defendant in a significant number of lawsuits pertaining to material matters, including those claims asserted that are incidental to performing routine governmental and other functions.

FACTORS AFFECTING OHIO

The state's Budget Stabilization Fund is approximately $830 million, indicative of the state's recent economic strength. The outlook for debt is stable. Ohio's credit position has strengthened from sensible financial management. The current 1997- 98 biennial capital budget totals $3 billion of debt to be issued over the next four years. Key areas of capital spending include schools, prisons, parks, and natural resource facilities.

Manufacturing sector growth has escalated in recent years with more exports of key industrial products, such as transportation equipment and nonelectrical machinery. The state's unemployment rate was below the national average at 4.7% in March 1997. Per capita personal income in 1996 was $23,537.

Ohio continues to be among the most important contributors to the national manufacturing sector. Even with the proportional decline of the manufacturing sector over the past two decades, its dominance still makes Ohio vulnerable to recession.

Recently, the Ohio Supreme Court found that the current method of educational funding is unconstitutional. The Ohio General Assembly has one year to remedy specific findings. The outcome is unpredictable. Bonding and higher tax rates may be required.

As with other states, Ohio experienced economic weakness during the recent recession. This, and other factors, led to budget shortfalls in 1991-1992. However, these shortfalls were effectively managed through a draw-down on the state's budget stabilization fund and an executive order to reduce state spending by $196 million. In the early 1980s, Ohio's financial operations continued a trend of vulnerability to economic cycles. Spending reductions coupled with tax increases were implemented as a method of maintaining control during recessionary periods. Ohio may face similar scenarios in future years. However, the effects of economic cycles should be less severe because the state's economic base is more diversified than it has been in the two previous decades. Constitutional and statutory provisions require the state to close each fiscal year with a positive general fund balance, in conjunction with Ohio's advantageous current budgetary practice should help future financial performance.

Ohio benefits from a diversified revenue structure and a relatively low tax burden. The state carries out most of its operations through the general revenue fund which receives general state revenues not otherwise dedicated. General fund revenues are derived mainly from personal income, sales, corporate and franchise taxes. General fund operations historically have paralleled economic trends, as evidenced by the performance in recent recessionary periods.

While diversifying more into the service area, Ohio's economy continues to rely in part on durable-goods and manufacturing. This reliance is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole.

A number of local Ohio communities and school districts have faced significant financial problems. The state has established procedures for municipal fiscal emergencies, under which joint state and local commissions are established to monitor the fiscal affairs of a financially troubled municipality the municipality must develop a financial plan to eliminate deficits and cure any defaults. Since their adoption in 1979, these procedures have been applied to approximately twenty cities and villages, including the City of Cleveland; in a majority of these communities, the fiscal situation has been resolved and the procedures terminated.

Local school districts in Ohio receive a major portion of their operational funds from state subsidies, but are dependent upon local taxes for significant portions of their budgets. Local school districts are authorized to submit for voter approval an income tax on the district income of individuals and estates. A small number of local school districts have required emergency advances from the state in order to prevent year-end deficits. The number of districts applying for aid has fluctuated over the years. Legislation (with enhanced provision for individual district borrowing) has replaced the emergency advance loan program.

FACTORS AFFECTING PUERTO RICO

The Funds may invest in municipal securities issued by or on behalf of Puerto Rico, its agencies or instrumentalities. Since the early 1970s, manufacturing has been the primary force in Puerto Rican development. Other major sectors of Puerto Rico's economy include government, trade and services. Puerto Rico's unemployment rate remains relatively high and per capita income is less than half of the U.S. average. Debt ratios for the Commonwealth are high as it assumes much of the responsibility for financing improvements in the local infrastructure. Puerto Rico's economic base remains centered around tax advantages offered to U.S. manufacturing firms. Legislation or other action that would eliminate or reduce such tax incentives might give rise to economic instability and volatility in the market for the securities.

PART C.    OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust, dated April 7, 1986, filed as Exhibit 1 to Registration Statement No. 33-5102, is incorporated by reference.

(b) Amended By-laws, dated June 8, 1989, filed electronically as Exhibit 2 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, are incorporated by reference.

(c) Certificate for shares of beneficial interest, filed as Exhibit 4 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-5102, is incorporated by reference.

(d) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(e) Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 6 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated July 23, 1986, filed electronically as Exhibit 8 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(h)(1) Insurance Agreement between IDS Insured Tax-Exempt Fund and Financial Guaranty Insurance Company, filed as Exhibit 9 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-5102, is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as
     Exhibit 9(d) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(h)(3) License  Agreement,  dated  January 25,  1988,  filed  electronically  as
     Exhibit  9(e)  to   Registrant's   Post-Effective   Amendment   No.  29  to
     Registration Statement No. 33-5102, is incorporated by reference.

(h)(4) Shareholder Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as
     Exhibit 9(c) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(h)(5) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(6) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated Feb. 1, 1999, is filed electronically herewith.

(i) Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to Exhibit 10 to Registrant's Post-Effective Amendment No. 30 filed on or about Aug. 28, 1998.

(j)  Independent Auditors' Consent to be filed by Amendment.

(k)  Omitted Financial Statements: Not Applicable.

(l)  Initial Capital Agreements: Not Applicable.

(m) Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as
     Exhibit 15 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(n)  Financial Data Schedules: Not Applicable

(o)  Rule 18f-3 Plan dated April 1999 is  incorporated  by  reference to Exhibit
     (o) to IDS Precious Metals Fund Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(p)(1) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 14, 1999, is filed electronically herewith.

(p)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated March 1, 1999 is filed electronically herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 25. Indemnification

The Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he or she is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the laws of the Commonwealth of Massachusetts, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26.          Business and Other Connections of Investment Adviser (American Express Financial
                  Corporation)

Directors  and  officers  of  American  Express  Financial  Corporation  who are
directors and/or officers of one or more other companies:
------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Senior Vice President and       Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James G. Hirsh,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Knight                  American Express Financial   IDS Tower 10                 Vice President
                                Advisors                     Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President

Kurt A Larson,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jonathan S. Linen,                                           IDS Tower 10
Director                                                     Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James A. Mitchell,              AMEX Assurance Company       IDS Tower 10                 Director
Director and Executive Vice                                  Minneapolis, MN 55440
President

                                American Enterprise                                       Director
                                Investment Services Inc.

                                American Express Financial                                Executive Vice President
                                Advisors Inc.

                                American Express Service                                  Director and Senior Vice
                                Corporation                                               President

                                American Express Tax and                                  Director
                                Business Services Inc.

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director, Chairman of the
                                                                                          Board and Chief Executive
                                                                                          Officer

                                IDS Plan Services of                                      Director
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

William P. Miller,              Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Senior Vice President           Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Senior Vice President           Strategies Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Senior Vice President and                                    Minneapolis, MN 55440
Chief Financial Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN 55440
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,               American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director and Senior Vice
                                Management International,                                 President
                                Inc.

                                American Express Asset                                    Director and Vice Chairman
                                Management Ltd.

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Fund Management Limited                               Director and Vice Chairman
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 27. Principal Underwriters.

(a)      American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity
         Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global
         Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International
         Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market
         Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS
         Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special
         Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond
         Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust;
         Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate
         Company.

(b)      As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address            Position and Offices with          Offices with Registrant
                                               Underwriter
---------------------------------------------- ---------------------------------- ----------------------------

Ronald G. Abrahamson                           Vice President-Service Quality     None
IDS Tower 10                                   and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                               Senior Vice President-Human        None
IDS Tower 10                                   Resources
Minneapolis, MN  55440

Peter J. Anderson                              Senior Vice President-Investment   Vice President-Investments
IDS Tower 10                                   Operations
Minneapolis, MN  55440

Ward D. Armstrong                              Vice President-American Express    None
IDS Tower 10                                   Retirement Services
Minneapolis, MN  55440

John M. Baker                                  Vice President-Plan Sponsor        None
IDS Tower 10                                   Services
Minneapolis, MN  55440

Joseph M. Barsky III                           Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Timothy V. Bechtold                            Vice President-Risk Management     None
IDS Tower 10                                   Products
Minneapolis, MN  55440

John D. Begley                                 Group Vice President-Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                                Group Vice President-Los Angeles   None
Suite 900, E. Westside Twr                     Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                                 Vice President-Nonproprietary      None
IDS Tower 10                                   Products
Minneapolis, MN  55440

Walter K. Booker                               Group Vice President-New Jersey    None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                              Group Vice President-Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                              Group Vice President-Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                             Vice President-Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                                 Corporate Senior Vice President    None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                             Vice President-American Express    None
IDS Tower 10                                   Securities Services
Minneapolis, MN  55440

Mark W. Carter                                 Senior Vice President and Chief    None
IDS Tower 10                                   Marketing Officer
Minneapolis, MN  55440

James E. Choat                                 Senior Vice                        None
IDS Tower 10                                   President-Institutional Products
Minneapolis, MN  55440                         Group

Kenneth J. Ciak                                Vice President and General         None
IDS Property Casualty                          Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                               Vice President-Advisor Staffing,   None
IDS Tower 10                                   Training and Support
Minneapolis, MN 55440

Henry J. Cormier                               Group Vice President-Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                               Group Vice President-Arkansas/     None
Suite 200                                      Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                                 Group Vice                         None
Suite 312                                      President-Carolinas/Eastern
7300 Carmel Executive Pk                       Georgia
Charlotte, NC  28226

Colleen Curran                                 Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Luz Maria Davis                                Vice President-Communications      None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                          Group Vice                         None
Suite 500, 8045 Leesburg Pike                  President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                               Group Vice President-Eastern       None
Two Datran Center                              Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                             Vice President-Assured Assets      None
IDS Tower 10                                   Product Development and
Minneapolis, MN  55440                         Management

James P. Egge                                  Group Vice President-Western       None
4305 South Louise, Suite 202                   Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                                  Senior Vice President, General     None
IDS Tower 10                                   Counsel and Chief Compliance
Minneapolis, MN  55440                         Officer

Robert M. Elconin                              Vice President-Government          None
IDS Tower 10                                   Relations
Minneapolis, MN  55440

Phillip W. Evans                               Group Vice President-Rocky         None
Suite 600                                      Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                                Vice President-Mutual Fund         None
IDS Tower 10                                   Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                            Vice President-Institutional       None
IDS Tower 10                                   Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                                 Vice President and Corporate       None
IDS Tower 10                                   Controller
Minneapolis, MN  55440

William P. Fritz                               Group Vice President-Gateway       None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                                   Group Vice President-Twin City     None
8500 Tower Suite 1770                          Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                                Vice President and Marketing       None
IDS Tower 10                                   Controller
Minneapolis, MN  55440

Teresa A. Hanratty                             Group Vice President-Northern      None
Suites 6&7                                     New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                               Group Vice President-Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                               Vice President-Insurance           None
IDS Tower 10                                   Investments
Minneapolis, MN  55440

Scott A. Hawkinson                             Vice President and                 None
IDS Tower 10                                   Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                                 Group Vice President-North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                                Vice President-Incentive           None
IDS Tower 10                                   Management
Minneapolis, MN  55440

James G. Hirsh                                 Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                                   Group Vice President-Rhode         None
319 Southbridge Street                         Island/Central-Western
Auburn, MA  01501                              Massachusetts

David J. Hockenberry                           Group Vice President-Tennessee     None
30 Burton Hills Blvd.                          Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                              Vice President and Treasurer       None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                                Chairman, President and Chief      Board member
IDS Tower 10                                   Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                              Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

James M. Jensen                                Vice President-Insurance Product   None
IDS Tower 10                                   Development and Management
Minneapolis, MN  55440

Marietta L. Johns                              Senior Vice President-Field        None
IDS Tower 10                                   Management
Minneapolis, MN  55440

Nancy E. Jones                                 Vice President-Business            None
IDS Tower 10                                   Development
Minneapolis, MN  55440

Ora J. Kaine                                   Vice President-Financial           None
IDS Tower 10                                   Advisory Services
Minneapolis, MN  55440

Linda B. Keene                                 Vice President-Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                             Vice President-Investment          None
IDS Tower 10                                   Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                                Senior Vice                        None
IDS Tower 10                                   President-Distribution Services
Minneapolis, MN  55440

Richard W. Kling                               Senior Vice President-Products     None
IDS Tower 10
Minneapolis, MN  55440

John M. Knight                                 Vice President-Investment          Treasurer
IDS Tower 10                                   Accounting
Minneapolis, MN  55440

Paul F. Kolkman                                Vice President-Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                                Vice President-Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                               Group Vice President-Greater       None
Suite 108                                      Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                              Director and Senior Vice           None
IDS Tower 10                                   President-Field Management and
Minneapolis, MN  55440                         Business Systems

Mitre Kutanovski                               Group Vice President-Chicago       None
Suite 680                                      Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                                 Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Lori J. Larson                                 Vice President-Brokerage and       None
IDS Tower 10                                   Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                           Vice President and Chief U.S.      None
IDS Tower 10                                   Economist
Minneapolis, MN  55440

Peter A. Lefferts                              Senior Vice President-Corporate    None
IDS Tower 10                                   Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                             Director and Executive Vice        None
IDS Tower 10                                   President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                               Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Fred A. Mandell                                Vice President-Field Marketing     None
IDS Tower 10                                   Readiness
Minneapolis, MN  55440

Daniel E. Martin                               Group Vice President-Pittsburgh    None
Suite 650                                      Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Sarah A. Mealey                                Vice President-Mutual Funds        None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                                 Vice President-Assured Assets      None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                              Vice President and Senior          None
IDS Tower 10                                   Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                              Executive Vice                     None
IDS Tower 10                                   President-Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                                Vice President-Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                            Group Vice President-Central       None
Suite 200                                      California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                                Senior Vice President-Client       None
IDS Tower 10                                   Service
Minneapolis, MN  55440

Mary Owens Neal                                Vice President-Mature Market       None
IDS Tower 10                                   Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                             Group Vice President-New York      None
Suite 220                                      Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                             Vice President-Advisory Business   None
IDS Tower 10                                   Systems
Minneapolis, MN 55440

James R. Palmer                                Vice President-Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                                 Group Vice                         None
10200 SW Greenburg Road                        President-Portland/Eugene
Suite 110
Portland, OR 97223

Carla P. Pavone                                Vice President-Compensation and    None
IDS Tower 10                                   Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                              Senior Vice President-Group        None
IDS Tower 10                                   Relationship Leader/American
Minneapolis, MN  55440                         Express Technologies Financial
                                               Services

Susan B. Plimpton                              Vice President-Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                                  Group Vice                         None
One Tower Bridge                               President-Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                               Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Diana R. Prost                                 Group Vice                         None
3030 N.W. Expressway                           President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                                 Vice President and Project         None
IDS Tower 10                                   Manager-Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                         Senior Vice President-Fixed        Vice President - Fixed
IDS Tower 10                                   Income                             Income Investments
Minneapolis, MN  55440

Rollyn C. Renstrom                             Vice President-Corporate           None
IDS Tower 10                                   Planning and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III                       Group Vice President-Southern      None
Suite 800                                      Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                              Senior Vice President-Field        None
IDS Tower 10                                   Management and Financial
Minneapolis, MN  55440                         Advisory Service

Stephen W. Roszell                             Senior Vice                        None
IDS Tower 10                                   President-Institutional
Minneapolis, MN  55440

Max G. Roth                                    Group Vice                         None
Suite 201 S IDS Ctr                            President-Wisconsin/Upper
1400 Lombardi Avenue                           Michigan
Green Bay, WI  54304

Erven A. Samsel                                Senior Vice President-Field        None
45 Braintree Hill Park                         Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                            Group Vice                         None
Suite 201                                      President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                              Group Vice President-Arizona/Las   None
Suite 205                                      Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                             Senior Vice President and Chief    None
IDS Tower 10                                   Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                               Vice President-Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                                Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                               Vice President-Quality and         None
IDS Tower 10                                   Service Support
Minneapolis, MN  55440

James B. Solberg                               Group Vice President-Eastern       None
466 Westdale Mall                              Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                                  Vice President-Geographic          None
IDS Tower 10                                   Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                              Group Vice President-Southern      None
Suite 1100                                     California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                                Vice President-Cardmember          None
IDS Tower 10                                   Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                               Group Vice President-Outstate      None
Suite 433                                      Minnesota Area/ North
9900 East Bren Road                            Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                          Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

James J. Strauss                               Vice President and General         None
IDS Tower 10                                   Auditor
Minneapolis, MN  55440

Jeffrey J. Stremcha                            Vice President-Information         None
IDS Tower 10                                   Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                         Vice President-Channel             None
IDS Tower 10                                   Development
Minneapolis, MN  55440

Craig P. Taucher                               Group Vice                         None
Suite 150                                      President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                                 Group Vice                         None
Suite 425                                      President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                                 Senior Vice President              Board Member
IDS Tower 10
Minneapolis, MN  55440

Peter S. Velardi                               Group Vice                         None
Suite 180                                      President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                        Group Vice President-Detroit       None
8115 East Jefferson Avenue                     Metro
Detroit, MI  48214

Wesley W. Wadman                               Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Donald F. Weaver                               Group Vice President-Greater       None
3500 Market Street, Suite 200                  Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                              Senior Vice President-Field        None
1010 Main St. Suite 2B                         Management
Huntington Beach, CA  92648

Michael L. Weiner                              Vice President-Tax Research and    None
IDS Tower 10                                   Audit
Minneapolis, MN  55440

Lawrence J. Welte                              Vice President-Investment          None
IDS Tower 10                                   Administration
Minneapolis, MN  55440

Jeffry M. Welter                               Vice President-Equity and Fixed    None
IDS Tower 10                                   Income Trading
Minneapolis, MN  55440

Thomas L. White                                Group Vice President-Cleveland     None
Suite 200                                      Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                               Group Vice President-Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                            Group Vice President-Western       None
Two North Tamiami Trail                        Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                              Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Michael D. Wolf                                Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Michael R. Woodward                            Senior Vice President-Field        None
32 Ellicott St                                 Management
Suite 100
Batavia, NY  14020


Item 27(c).       Not applicable.

Item 28.          Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, MN  55440

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Special Tax-Exempt Series Trust, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 28th day of June, 1999.


AXP SPECIAL TAX-EXEMPT SERIES TRUST


By    /s/Arne H. Carlson**
         Arne H. Carlson, Chief Executive Officer


By    /s/John Knight
         John Knight, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of June, 1999.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Trustee
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Trustee
     Lynn V. Cheney

/s/  William H. Dudley*                              Trustee
     William H. Dudley

/s/  David R. Hubers*                                Trustee
     David R. Hubers

/s/  Heinz F. Hutter*                                Trustee
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Trustee
     Anne P. Jones

/s/  William R. Pearce*                              Trustee
     William R. Pearce

Signature                                            Capacity


/s/  Alan K. Simpson*                                Trustee
     Alan K. Simpson

/s/  John R. Thomas*                                 Trustee
     John R. Thomas

/s/  C. Angus Wurtele*                               Trustee
     C. Angus Wurtele


*Signed pursuant to Trustees' Power of Attorney, dated January 14, 1999, filed electronically herewith as Exhibit (p)(1), by:



/s/Leslie L. Ogg
   Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated March 1, 1999, filed electronically herewith as Exhibit (p)(2), by:



/s/Leslie L. Ogg
   Leslie L. Ogg

CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 31
TO REGISTRATION STATEMENT NO. 33-5102

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

PART A

         Prospectus for AXP California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds.

         Prospectus for AXP Insured Tax-Exempt Fund.

PART B

         Statement of Additional Information for AXP California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds.

         Statement of Additional Information for AXP Insured Tax-Exempt Fund.

PART C

         Other information.

         The signatures.